DEFINED ASSET FUNDSSM
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MUNICIPAL INVESTMENT          This Defined Fund consists of fixed portfolios of
TRUST FUND                    long-term bonds issued by a single state and its
MULTISTATE SERIES 9F          local governments and authorities or by certain
(UNIT INVESTMENT              U.S. territories or possessions. Each Trust is
TRUSTS)                       formed to provide interest income which in the
------------------------------opinion of counsel is, with certain exceptions,
/ / DESIGNED FOR DOUBLE       exempt from Federal income taxes and from certain
      TAX-FREE INCOME         state and local taxes of the State for which the
/ / DEFINED PORTFOLIOS OF     Trust is named but may be subject to other state
      MUNICIPAL BONDS         and local taxes. There is no assurance that this
/ / MONTHLY INCOME            objective will be met because it is subject to the
ARIZONA INSURED TRUST         continuing ability of issuers of the bonds to meet
CALIFORNIA INSURED TRUST      their principal and interest requirements.
MINNESOTA TRUST               Furthermore, the market value of the bonds, and
NEW YORK INSURED TRUST        therefore the value of the Units, will fluctuate
PENNSYLVANIA INSURED TRUST    with changes in interest rates and other factors.
TENNESSEE TRUST               Certain Trusts may be insured. This insurance
                              guarantees the timely payment of principal and interest on but does not guarantee the market value of the bonds or the value of the Units.
                              Minimum Purchase: One Unit



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-323-1508.
PaineWebber Incorporated       PROSPECTUS PART A DATED NOVEMBER 3, 1995.

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Def ined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $100 billion sponsored since over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. Each portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined Multistate Series
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Our defined portfolios of municipal bonds offer you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of municipal bonds issued by or on behalf of a single state and its local governments and authorities. Units may also be exempt from certain state and local taxes for residents of the State.

DIVERSIFICATION

Each Portfolio contains a number of different bond issues. Spreading your investment among different issuers reduces your risk, but does not eliminate it, especially since each Portfolio contains bonds of only one State. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time. The information in this prospectus is as of July 31, 1995, the evaluation date
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Defining Your Portfolio
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PROFESSIONAL SELECTION AND SUPERVISION

Each Portfolio contains a variety of bonds selected by experienced buyers and research analysts. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

Each Portfolio pays monthly income, even though the bonds generally pay interest semi-annually.

INSURANCE

The bonds included in certain Trusts may be insured. This insurance guarantees the timely payment of principal and interest on the bonds, but does not guarantee the value of the bonds or the units. Insurance does not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in Part B).

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we selected bonds with call protection. This call protection means that any bond in a Portfolio generally cannot be called for a number of years after the initial date of deposit (which was August 22, 1991) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax and certain state and local personal income taxes for residents of a particular State. Any gain on a disposition of the underlying bonds or units will be subject to tax.
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Defining Your Investment
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PUBLIC OFFERING PRICE

The Public Offering Price as of the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio, divided by the number of units outstanding, plus a sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured or exempt from state and local taxes. Reinvesting helps to compound your income free of federal income taxes.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in the Portfolios will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

SELLING YOUR INVESTMENT

You may sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for selling your units.
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Defining Your Risks
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RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any insurance companies backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

In addition, each Portfolio has fewer bond issues than a national fund, and is concentrated in bonds of issuers located in only one State. There may be additional risk from decreased diversification as well as from factors particular to that State.

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                         Defined Arizona Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Arizona bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 16%
/ / Industrial Development Revenue                     31%
/ / Municipal Water/Sewer Utilities                    9%
/ / Refunded Bonds                                     30%
/ / State/Local Municipal Electric
  Utilities                                            15%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


Financial Guaranty Insurance Company                    30%
Financial Security Assurance Company                    15%
MBIA Insurance Corporation                              55%


RISK FACTORS

The Portfolio is concentrated in Industrial Development Revenue bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. The Portfolio is also concentrated in Refunded Bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Arizona issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Arizona, which are briefly described on page A-5.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 69% of the bonds were valued at a premium over par and 31% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 95% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.31
Annual Income per unit:                                  $   63.72


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,095.37

The Public Offering Price as of July 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,327,130), divided by the number of units outstanding (3,182), plus a sales charge of 4.54%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,045.61 ($49.76 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $     0.45
Evaluator's Fee                                      $     0.17
Other Operating Expenses                             $     0.60
                                                   --------------
TOTAL                                                $     1.92

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                            Arizona Taxes and Risks
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ARIZONA RISK FACTORS

     The economy of the State of Arizona has historically been subject to the boom and bust cycles associated primarily with the real estate and construction industries. The State's economy also has historically been somewhat dependent on the tourism industry and is sensitive to trends in that sector. Other factors affecting Arizona's economy include, without limitation, the effects of the savings and loan crisis, the recent loss of jobs at major employers within the State, continuing consolidation and change in the healthcare market, and migration into the State at a rate which causes Arizona's population growth to exceed the national average.

     Most or all of the Debt Obligations of the Arizona Trust are not obligations of the State of Arizona and are not supported by the State's taxing powers. The particular source of payment and security for each of the Debt Obligations is detailed in the instruments themselves and in related offering materials. There can be no assurances, however, with respect to whether the market value or marketability of any of the Debt Obligations issued by an entity other than the State of Arizona will be affected by the financial or other condition of the State or of any entity located within the State. In addition, the State of Arizona, as well as counties, municipalities, political subdivisions and other public authorities of the state, are subject to limitations imposed by Arizona's constitution with respect to ad valorem taxation, bond indebtedness and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

     Arizona's utilities are subject to regulation by the Arizona Corporation Commission. This regulation extends to, among other things, the issuance of certain debt obligations by regulated utilities and periodic rate increases needed by utilities to cover operating costs and debt service. The inability of any regulated public utility to secure necessary rate increases could adversely affect the utility's ability to pay debt service. The Salt River Project Agricultural Improvement and Power District ('SRP'), an agricultural improvement district organized under state law, is not subject to regulation by the Arizona Corporation Commission. Instead, SRP's board of directors has the exclusive authority to establish rates for electricity sold by it.

     In July 1994, the Supreme Court of Arizona held that formulas for funding public shools in Arizona cause 'gross disparities' among school districts and therefore violate the Arizona Constitution. It is unclear at this time what effect the judgment will have on state finances or school district budgets.

ARIZONA TAXES

     In the opinion of Meyer Hendricks Victor Ruffner & Bivens, P.L.C., Phoenix, Arizona, special counsel on Arizona tax matters, under existing Arizona law:

       Under the income tax laws of the State of Arizona, the Arizona Trust is not an association taxable as a corporation; the income of the Arizona Trust will be treated as the income of Holders of Units of the Arizona Trust and be deemed to be received by them when received by the Arizona Trust. Interest on Debt Obligations in the Arizona Trust which is exempt from Arizona income tax when received by the Arizona Trust will retain its status as tax exempt interest for Arizona income tax purposes to the Holders of Units of the Arizona Trust.

       For purposes of the Arizona income tax laws, each Holder of Units of the Arizona Trust will be considered to have received his pro rata share of interest on each Debt Obligation in the Arizona Trust when it is received by the Arizona Trust, and each Holder will have a taxable event when the Arizona Trust disposes of a Debt Obligation (whether by sale, exchange, redemption or payment at maturity) or when the Holder redeems or sells his Unit to the extent the transaction constitutes a taxable event for Federal income tax purposes. A Holder's tax cost (or basis) for his pro rata portion of a Debt Obligation will be established and allocated for purposes of the Arizona income tax laws in the same manner as such cost is established and allocated for Federal income tax purposes, except if the Debt Obligation carries bond premium or original issue discount, in which case it is unclear whether the Federal and Arizona tax costs are equivalent.

       Because Arizona income tax is based upon Federal income tax law, the foregoing opinions concerning Arizona income tax are based upon the opinion of Davis Polk & Wardwell concerning Federal income tax aspects of the Arizona Trust.

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                        Defined California Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 10 California bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 46%
/ / Hospitals/Health Care Facilities                   15%
/ / Miscellaneous                                      11%
/ / Refunded Bonds                                     28%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             10%
Capital Guaranty Insurance Company                      11%
Financial Guaranty Insurance Company                    64%
MBIA Insurance Corporation                              15%


RISK FACTORS

The Portfolio is concentrated in General Obligation and Refunded bonds. (See Risk Factors in Part B). The Portfolio is also concentrated in bonds of California issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to California, which are briefly described on page A-7.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 81% of the bonds were valued at a premium over par and 19% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 70% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.41
Annual Income per unit:                                  $   65.01


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,108.68

The Public Offering Price as of July 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($7,032,780), divided by the number of units outstanding (6,659), plus a sales charge of 4.74%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,056.13 ($52.55 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.08
Other Operating Expenses                             $    0.36
                                                  ---------------
TOTAL                                                $    1.58

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                           California Taxes and Risks
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CALIFORNIA RISK FACTORS

     The State of California continues to confront budgetary concerns. State expenditures in recent years have exceeded projected amounts mainly because of increased health and welfare caseloads, lower property taxes (requiring State support for certain education expenses), lower than expected federal government payments for immigration related costs, significant additional costs associated with the construction and operation of correctional institutions and extraordinary expenditures related to the January 1994 Los Angeles earthquake and the recent severe flooding in various parts of the State. Also, in December 1994, Orange County, California and its Investment Pool filed for bankruptcy in connection with substantial losses experienced by the Pool. The County has since defaulted on certain of its obligations and substantial budget deficits may be experienced by the County and other public agencies which participate in the Pool. The ultimate financial impact of these events upon the County and other Pool investors and the State of California, generally, or the liquidity or value of their securities, cannot be predicted.

     To balance the budget, the Governor of California has proposed, among other things, a series of revenue shifts from local government, reliance on increased federal aid and reductions in state spending. Major adjustments reflected in recent budgets include a shift in property taxes from cities, counties, special districts and redevelopment agencies to school and community college districts, severe reductions in support for health and welfare programs and higher education, and various other cuts in services, suspensions of tax credits and payment deferrals.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could have adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

     Certain bonds in the Trust may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

     General obligation bonds of the State of California are currently rated A1 by Moody's and A by Standard & Poor's.

CALIFORNIA TAXES

     In the opinion of O'Melveny & Myers, Los Angeles, California, special counsel on California tax matters, under existing California law:

     The Trust is not an association taxable as a corporation for California tax purposes. Each holder will be considered the owner of a pro rata portion of the Trust Fund and will be deemed to receive his pro rata portion of the income therefrom. To the extent interest on the Debt Obligations is exempt from California personal income taxes, said interest is similarly exempt from California personal income taxes in the hands of the holders, except to the extent such holders are banks or corporations subject to the California franchise tax. Holders will be subject to California income tax on any gain on the disposition of all or part of his pro rata portion of a Debt Obligation in the Trust Fund. A holder will be considered to have disposed of all or part of his pro rata portion of each Debt Obligation when he sells or redeems all or some of his Units. A holder will also be considered to have disposed of all or part of his pro rata portion of a Debt Obligation when all or part of the Debt Obligation is sold by the Trust Fund or is redeemed or paid at maturity. The Debt Obligations and the Units are not taxable under the California personal property tax law.

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                            Defined Minnesota Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Minnesota bonds and 1 Puerto Rico bond.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 15%
/ / Hospitals/Health Care Facilities                   24%
/ / Refunded Bonds                                     13%
/ / State/Local Municipal Electric
  Utilities                                            48%


Approximately 3% of the bonds included in the Portfolio are insured.

RISK FACTORS

The Portfolio is concentrated in State/Local Municipal Electric Utility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Minnesota issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Minnesota, which are briefly described on page A-9.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 81% of the bonds were valued at a premium over par and 19% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 98% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.19
Annual Income per unit:                                  $   62.32


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,084.18

The Public Offering Price as of July 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,198,771), divided by the number of units outstanding (3,113), plus a sales charge of 5.22%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,027.55 ($56.63 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.18
Other Operating Expenses                             $    0.69
                                                  ---------------
TOTAL                                                $    2.02

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                           Minnesota Taxes and Risks
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MINNESOTA RISK FACTORS

     The State of Minnesota and other governmental units and agencies, school systems and entities dependent on government appropriations or economic activity in Minnesota have, in recent years, suffered cash deficiencies and budgetary difficulties due to changing economic conditions. Unfavorable economic trends, such as a renewed recession, and other factors could adversely affect the Debt Obligations and the value of the Portfolio.

     Because the State is consitutionally required to maintain a balanced budget, the Governor and legislature have frequently found it necessary to take action to bring the revenues and expenditures of the State back into balance. The budget for the 1995-1997 biennium is subject to the likelihood of decreased federal aid for programs maintained by the State. Concerns have also been raised regarding the cost of debt service and the capacity of the State to authorize additional major bonding.

     The outcome of litigation involving the State could also have an impact on its budget.

     General obligation bonds of the State are currently rated AA+ by a Standard & Poor's, Aa1 by Moody's and AAA by Fitch.

MINNESOTA TAXES

     In the opinion of Doherty, Rumble & Butler Professional Association, Minneapolis, Minnesota, special counsel on Minnesota tax matters, under existing Minnesota law:

       The Minnesota Trust is not an association taxable as a corporation for Minnesota income tax purposes. Minnesota imposes its income tax on the taxable net income of individuals, estates and trusts resident in Minnesota and on certain nonresident taxpayers having activities or contacts within Minnesota. Taxable net income is the portion of a taxpayer's Federal taxable income (subject to certain variations and determined pursuant to the Internal Revenue Code as amended through December 31, 1994) which is properly allocable to Minnesota. Exclusion from 'taxable net income' for Minnesota income tax purposes for individuals, trusts and estates of interest on most obligations of the State of Minnesota, its political and governmental subdivisions, municipalities, and governmental agencies and instrumentalities depends on the availability of a Federal exclusion.

       Each Holder of Units in the Minnesota Trust which is an individual, trust or estate resident in Minnesota will be treated as the owner of a proportionate, undivided interest in the Minnesota Trust, and the income of the Minnesota Trust will be treated as the income of such Holders for Minnesota income tax purposes. Accordingly, interest on Debt Obligations held by the Minnesota Trust which would be exempt from Federal and Minnesota income taxation when paid directly to an individual, trust or estate will be exempt from Minnesota income taxation with respect to such Holders when received by the Minnesota Trust and distributions of the proceeds of interest received by the Minnesota Trust on such Debt Obligations will not be a taxable event under Minnesota law.

       Holders of Units of the Minnesota Trust which are individuals, trusts or estates resident in Minnesota will be required to recognize any taxable gain or loss realized on the disposition of a Debt Obligation by the Minnesota Trust (whether by sale, exchange, redemption or payment at maturity) or upon the disposition by the Holder of Units.

       Taxable income for corporations under Minnesota law is computed on the basis of Federal law with certain modifications. Interest on bonds issued by the State of Minnesota and its subdivisions, municipalities, agencies and instrumentalities is generally not exempt from Minnesota taxes measured by corporate income. Accordingly, no opinion is given with respect to the Minnesota tax effects of an investment in the Minnesota Trust by corporations.

       The Units of the Minnesota Trust and any of the Debt Obligations held in the Minnesota Trust are not subject to any property taxes imposed by Minnesota or its state and local subdivisions. The Units of the Minnesota Trust, however, will be subject to the Minnesota estate tax if held by an individual who is domiciled in Minnesota at death. Investors should consult with their own personal tax advisors concerning any potential Minnesota estate tax liability.

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                         Defined New York Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 10 New York bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            2%
/ / General Obligation                                 16%
/ / Hospitals/Health Care Facilities                   11%
/ / Refunded Bonds                                     34%
/ / Special Tax                                        13%
/ / Transit/Transportation                             8%
/ / Universities/Colleges                              16%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             16%
Financial Guaranty Insurance Company                    20%
Financial Security Assurance Company                    17%
MBIA Insurance Corporation                              47%


RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of New York issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New York, which are briefly described on page A-11. PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 71% of the bonds were valued at a premium over par and 29% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 93% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.49
Annual Income per unit:                                  $   65.88


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,113.23

The Public Offering Price as of July 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($13,953,523), divided by the number of units outstanding (13,160), plus a sales charge of 4.75%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,060.30 ($52.93 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.04
Other Operating Expenses                             $    0.13
                                                  ---------------
TOTAL                                                $    1.31

--------------------------------------------------------------------------------
                            New York Taxes and Risks
--------------------------------------------------------------------------------

NEW YORK RISK FACTORS

     The State of New York and several of its public authorities and municipalities including, in particular, New York City, continue to face financial difficulties. For many years, the State accumulated deficits by extraordinary borrowing, which have been paid off by the issuance of long-term bonds under legislation limiting future borrowing for deficits. In June 1995 (two months after the beginning of the fiscal year) it adopted a budget to close a projected gap of approximately $5 billion, of which nearly $1 billion represents non-recurring measures. Closing the deficit for future years will be more difficult because of plans proposed by the State's new Governor to reduce personal income taxes by 25% during his four-year term and because of potential decreases in Federal aid. The State's general obligation debt is rated A-by Standard & Poor's and A by Moody's; at March 31, 1995, approximately $5.2 billion face amount was outstanding. 18 State authorities had an aggregate of $70.3 billion of debt outstanding at September 30, 1994, of which approximately $28 billion was State supported.

     New York City implemented nearly $3.5 billion of gap-closing measures for the latest fiscal year ended June 30, 1995, and has adopted a budget which seeks to close a projected $3.1 billion budget gap for the current fiscal year. New York City bonds are rated BBB+ by Standard & Poor's and Baa1 by Moody's. At March 31, 1995, approximately $23.3 billion of New York City bonds (excluding City debt held by The Municipal Assistance Corporation for the City of New York
(MAC)) and approximately $4.1 billion of MAC bonds were outstanding. Other localities in the State had an aggregate of approximately $17.7 billion of indebtedness outstanding in 1993.

     For decades, the State's economy has grown more slowly than that of the rest of the nation as a whole. This low growth rate has been attributed, in part, to the combined State and New York City tax burden which is among the highest in the U.S. Because their tax structures are particularly sensitive to economic cycles, both the State and New York City are prone to substantial budget gaps during periods of economic weakness. Each has suffered a decline in population and in manufacturing jobs over many years, and has become particularly dependent on the financial services industry. Unemployment rates, especially in New York City, have been above the national average for several years.

     Both the State and New York City suffer from long-term structural imbalances between revenues and expenditures, which historically have been narrowed through extensive use of non-recurring measures such as bond refinancings, depletion of reserves, sales of assets, cost-cuts and layoffs. Except for property taxes, changes in New York City revenue measures require State approval. Based on the City's current debt and proposed issuances, the City Comptroller has estimated that by fiscal 1998 debt service will consume 19.5% of New York City's tax revenue. The City is also particularly subject to unanticipated increases in labor costs, resulting primarily from expiring union contracts and overtime expense. Both the State and New York City also face substantial replacement costs for infrastructure (such as roads, bridges and other public facilities) which has suffered from reduced maintenance expenditures during various economic declines.

     Various municipalities and State and local authorities in New York (particularly, the Metropolitan Transportation Authority) are dependent to varying degrees on State and federal aid, and could be adversely affected by the State's and federal government's actions to balance their budgets. The State's dependence on federal aid and sensitivity to economic cycles, as well as high levels of taxes and unemployment, may continue to make it difficult to balance State and local budgets in the future.

NEW YORK TAXES

        In the opinion of Davis Polk and Wardwell, special counsel for the Sponsors, under existing New York law:

        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as the income of the investors in the same manner as for federal income tax purposes. Accordingly, each investor will be considered to have received the interest on his pro rata portion of each Bond when interest on the Bond is received by the Trust. In the opinion of bond counsel delivered on the date of issuance of the Bonds, such interest will be exempt from New York State and City personal income taxes except where such interest is subject to federal income taxes (see Taxes). A noncorporate investor in Units of the Trust who is a New York State (and
     City) resident will be subject to New York State (and City) personal income taxes on any gain recognized when he disposes of all or part of his pro rata portion of a Bond. A noncorporate investor who is not a New York State resident will not be subject to New York State or City personal income taxes on any such gain unless such Units are attributable to a business, trade, profession or occupation carried on in New York. A New York State (and City) resident should determine his tax basis for his pro rata portion of each Bond for New York State (and City) income tax purposes in the same manner as for federal income tax purposes. Interest income on, as well as any gain recognized on the disposition of, an investor's pro rata portion of the Bonds is generally not excludable from income in computing New York State and City corporate franchise taxes.

--------------------------------------------------------------------------------
                       Defined Pennsylvania Insured Trust
--------------------------------------------------------------------------------

PORTFOLIO DIVERSIFICATION

The Portfolio contains 10 Pennsylvania bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            7%
/ / Hospitals/Health Care Facilities                   14%
/ / Industrial Development Revenue                     16%
/ / Lease Rental Appropriation                         14%
/ / Refunded Bonds                                     49%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             14%
Capital Guaranty Insurance Company                      1%
Financial Guaranty Insurance Company                    47%
MBIA Insurance Corporation                              39%


RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Pennsylvania issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Pennsylvania, which are briefly described on page A-13.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 77% of the bonds were valued at a premium over par and 23% at a discount from par (see Risk Factors in Part B).
TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 87% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.43
Annual Income per unit:                                  $   65.26


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,139.81

The Public Offering Price as of July 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($5,239,604), divided by the number of units outstanding (4,836), plus a sales charge of 4.94%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,083.46 ($56.35 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.11
Other Operating Expenses                             $    0.43
                                                  ---------------
TOTAL                                                $    1.68

--------------------------------------------------------------------------------
                          Pennsylvania Taxes and Risks
--------------------------------------------------------------------------------

PENNSYLVANIA RISK FACTORS

     The Commonwealth of Pennsylvania and certain of its municipal subdivisions, including the City of Philadelphia, have undergone the financial difficulties and pressures that accompany a decline in economic conditions. As the heavy industries historically associated with Pennsylvania -- e.g., coal, steel and railroad -- have declined with increasing competition from foreign producers, the services sector, including trade, medical and health services, education and financial institutions, has provided major new sources of growth. Agriculture and related industries continue to be an important part of Pennsylvania's economy.

     Both the Commonwealth of Pennsylvania and the City of Philadelphia have historically experienced significant revenue shortfalls. On the other hand, rising demands on state programs, particularly for medical assistance and cash assistance programs, and the increased cost of special education programs and correction facilities and programs, have contributed to increased expenditures. In response, the Commonwealth and the City of Philadelphia have, in recent years, sought to balance budgets with a combination of tax increases and expenditure restraints.

     To deal with its budget deficits, Philadelphia has considered significant service cuts and a plan to privatize certain city-provided services. In addition, in 1991 the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority (PICA), with authority to issue notes and bonds on behalf of Philadelphia to cover budget shortfalls, to eliminate projected deficits and fund Philadelphia capital spending. The enabling legislation contemplates such notes and bonds to be repaid, in part, by revenues generated from Philadelphia's new one percent sales tax. PICA is also authorized to review Philadelphia's required five-year financial plans, which include balanced annual budgets. If Philadelphia does not comply with the legislation's requirements, PICA may withhold bond revenues and certain Commonwealth funding. PICA's authority to issue bonds to finance a capital project or deficit expired on December 31, 1994. However, PICA retains its authority to issue debt to finance cash flow deficit until December 31, 1996.

     Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA-by Standard & Poor's and A1 by Moody's, while Philadelphia's general obligation bonds are rated BB and Baa by Standard & Poor's and Moody's, respectively.

PENNSYLVANIA TAXES

     The following summarizes the opinion of Drinker Biddle & Reath, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters, under existing law:

     The Pennsylvania Trust will be recognized as a trust and will not be taxable as a corporation for purposes of Pennsylvania state and local taxes.

     Units evidencing fractional undivided interests in the Pennsylvania Trust ('Units') are not subject to the Pennsylvania personal property tax to the extent that the Pennsylvania Trust is comprised of bonds issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania or any public authority created by any such political subdivision ('Pennsylvania Bonds'), The portion, if any, of Units representing bonds or other obligations issued by the Government of Guam or by its authorities, and bonds issued by the Government of Puerto Rico or by its authorities (collectively, 'Possession Bonds') is not expressly exempt from personal property taxation under Pennsylvania law. However, such bonds are expressly relieved from direct state taxation by United States statutes. Therefore, Units are not subject to Personal Property Tax to the extent that the Pennsylvania Trust is comprised of Possession Bonds.

     Units may be subject to tax in the estate of a resident decedent under the Pennsylvania inheritance and estate taxes.

     Income received by a Holder of Units ('Holders') attributable to interest realized by the Pennsylvania Trust from Pennsylvania Bonds and Possession Bonds is not taxable to individuals, estates or trusts under the Personal Income Tax imposed by Article III of the Tax Reform Code of 1971; to corporations under the Corporate Net Income Tax imposed by Article IV of the Tax Reform Code of 1971; nor to individuals under the Philadelphia School District Net Income Tax ('School District Tax') imposed on Philadelphia resident individuals under the authority of the Act of August 9, 1963, P.L. 640. Income received by a Holder attributable to insurance proceeds paid in lieu of interest on defaulted tax-exempt bonds also will be exempt or excluded from those income taxes.

     Income received by a Holder attributable to gain on the sale or other disposition by the Pennsylvania Trust of Pennsylvania Bonds or Possession Bonds is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Pennsylvania Trust for more than six months, the School District Tax.

     Gain on the disposition of a Unit is subject to the Personal Income Tax and Corporate Net Income Tax. Such gain also is subject to the School District Tax, except that gain realized with respect to a Unit held for more than six months is not subject to the School District Tax.

     No opinion is expressed regarding the extent, if any, to which Units, or interest and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed here (including the Corporate Capital Stock/Foreign Franchise Tax).

--------------------------------------------------------------------------------
                            Defined Tennessee Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Tennessee bonds and 1 Puerto Rico bond.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 15%
/ / Hospitals/Health Care Facilities                   5%
/ / Refunded Bonds                                     70%
/ / State/Local Municipal Electric
  Utilities                                            9%


INSURANCE

Approximately 70% of the bonds included in the Portfolio are insured.

RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Tennessee issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Tennessee, which are briefly described on page A-15.

In addition, 21% of the bonds are currently unrated (see Bond Portfolio Selection in Part B).

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 91% of the bonds were valued at a premium over par and 9% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 108% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.38
Annual Income per unit:                                  $   64.58


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,136.80

The Public Offering Price as of July 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,577,183), divided by the number of units outstanding (3,275), plus a sales charge of 3.92%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,092.27 ($44.53 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.71
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.17
Other Operating Expenses                             $    0.55
                                                  ---------------
TOTAL                                                $    1.88

--------------------------------------------------------------------------------
                           Tennessee Taxes and Risks
--------------------------------------------------------------------------------

TENNESSEE RISK FACTORS

     The financial condition of the State of Tennessee is affected by various national and state economic and social policies and conditions. Tennessee's favorable geographic position in the southeastern United States has helped to attract a variety of industries as well as new residents to the State. Accordingly, the State enjoys a relatively broad-based economy, with consistently proportionate shares of non-agricultural employment divided amongst the manufacturing, wholesale/retail, service and government sectors. Agricultural employment, though it remains significant for the State's economic vitality, has become less significant a factor over the last three decades. Although the State's economy has fared relatively well in recent years, the State Constitution, as well as various statutory and governmental policy decisions, may create certain limitations on the ability of issuers of Tennessee Bonds to satisfy their obligations under such Bonds.

     General obligation bonds of the State currently are rated Aaa by Moody's Investor Service and AA+ by Standard & Poor's.

TENNESSEE TAXES

     In the opinion of Hunton & Williams, Knoxville, Tennessee, special counsel on Tennessee tax matters, under existing Tennessee law and assuming that (i) the Tennessee Trust is a grantor trust under the grantor trust rules of Section 671-677 of the Internal Revenue Code and (ii) not less than 75% of the value of the investments of the Tennessee Trust are in any combination of bonds of the United States; State of Tennessee; or any county or any municipality or political subdivision of the State, including any agency, board, authority or commission of the State or its subdivisions:

       1. The Tennessee Trust will not be subject to the Tennessee individual income tax, also known as the Hall Income Tax; the Tennessee corporate income tax, also known as the Tennessee Excise Tax; or the Tennessee Franchise Tax.

       2. Tennessee Code Annotated

Section67-2-104(g) specifically exempts from the Hall Income Tax distributions from the Tennessee Trust to Holders of Units to the extent such distributions represent interest on bonds or securities of the United States government or any agency or instrumentality thereof or on bonds of the State of Tennessee, or any county, municipality or political subdivision thereof, including any agency, board, authority or commission. The Tennessee Department of Revenue has taken the administrative position that distributions attributable to interest on obligations issued by Puerto Rico and Guam are exempt from the Hall Income Tax.

       3. The Tennessee Trust will not be subject to any intangible personal property tax in Tennessee on any Debt Obligation in the Tennessee Trust. The Units of the Tennessee Trust also will not be subject to any intangible personal property tax in Tennessee but may be subject to Tennessee estate and inheritance taxes.

       Holders of Units should consult their own tax advisor as to the tax consequences to them of an investment in and distributions from the Tennessee Trust.

--------------------------------------------------------------------------------

    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR ARIZONA RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
                         0- 39,000  18.40     4.90   5.51     6.13   6.74     7.35   7.97     8.58   9.19     9.80
$      0- 23,350                    18.74     4.92   5.54     6.15   6.77     7.38   8.00     8.61   9.23     9.84
                  $ 39,000- 94,250  31.64     5.85   6.58     7.31   8.05     8.78   9.51    10.24  10.97    11.70
$ 23,350- 56,550                    32.68     5.94   6.68     7.43   8.17     8.91   9.66    10.40  11.14    11.88
                  $ 94,250-143,600  35.42     6.19   6.97     7.74   8.52     9.29  10.07    10.84  11.61    12.39
$ 58,550-117,950                    35.49     6.20   6.98     7.75   8.53     9.30  10.08    10.85  11.63    12.40
$117,950-256,500  $143,600-256,500  40.10     6.68   7.51     8.35   9.18    10.02  10.85    11.69  12.52    13.36
                  OVER $256,500     43.77     7.11   8.00     8.89   9.78    10.67  11.56    12.45  13.34    14.23
   OVER $256,500                    43.47     7.08   7.96     8.84   9.73    10.61  11.50    12.38  13.27    14.15

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 23,350- 56,550  $ 39,000- 94,250  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
                  $ 94,250-143,600  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$ 56,550-117,950                    37.90     6.44   7.25     8.05   8.86     9.66  10.47    11.27  12.08    12.88
                  $143,600-256,500  42.40     6.94   7.81     8.68   9.55    10.42  11.28    12.15  13.02    13.89
$117,950-256,500                    43.04     7.02   7.90     8.78   9.66    10.53  11.41    12.29  13.17    14.04
OVER $256,500        OVER $256,500  46.24     7.44   8.37     9.30  10.23    11.16  12.09    13.02  13.95    14.88

                            FOR MINNESOTA RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  21.80     6.12   6.76     8.39   7.02     7.87   8.31     8.95   9.50    10.23
$ 23,350- 56,550  $ 39,000- 94,250  34.12     6.07   6.02     7.59   8.36     9.11   9.07    10.63  11.30    12.14
                  $ 94,250-143,600  35.67     6.36   7.12     7.82   8.71     8.50  10.30    11.08  11.11    12.67
$ 56,550-117,950                    35.67     6.36   7.12     7.82   8.71     8.50  10.30    11.08  11.11    12.67
                  $143,600-256,500  41.44     6.88   7.68     8.84   9.85    10.25  11.10    11.95  12.01    13.00
$117,950-256,500                    41.44     6.88   7.68     8.84   9.85    10.25  11.10    11.95  12.01    13.00
OVER $256,500        OVER $256,500  46.73     7.24   8.14     9.08   9.55    10.44  11.70    12.67  13.67    14.48

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates projected 1995 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

--------------------------------------------------------------------------------

    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  24.26     5.28   5.94     6.60   7.26     7.92   8.58     9.24   9.90    10.56
$ 23,350- 56,550  $ 39,000- 94,250  35.88     6.24   7.02     7.80   8.58     9.36  10.14    10.92  11.70    12.48
$ 56,550-117,950  $ 94,250-143,600  38.59     6.51   7.33     8.14   8.96     9.77  10.58    11.40  12.21    13.03
$117,950-256,500  $143,600-256,500  43.04     7.02   7.90     8.78   9.66    10.53  11.41    12.29  13.17    14.04
OVER $256,500        OVER $256,500  46.24     7.44   8.37     9.30  10.23    11.16  12.09    13.02  13.95    14.88

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  21.45     5.09   5.73     6.37   7.00     7.64   8.28     8.91   9.55    10.19
$ 23,350- 56,550  $ 39,000- 94,250  33.47     6.01   6.76     7.52   8.27     9.02   9.77    10.52  11.27    12.02
$ 56,550-117,950  $ 94,250-143,600  36.24     6.27   7.06     7.84   8.63     9.41  10.19    10.98  11.76    12.55
$117,950-256,500  $143,600-256,500  40.86     6.76   7.61     8.45   9.30    10.15  10.99    11.84  12.68    13.53
OVER $256,500        OVER $256,500  44.19     7.17   8.06     8.96   9.85    10.75  11.65    12.54  13.44    14.33

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1995*              TAX RATE                                       OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  17.38     4.84   5.45     6.05   6.66     7.26   7.87     8.47   9.08     9.68
$ 23,350- 56,550  $ 39,000- 94,250  30.02     5.72   6.43     7.14   7.86     8.57   9.29    10.00  10.72    11.43
$ 56,550-117,950  $ 94,250-143,600  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$117,950-256,500  $143,600-256,500  37.79     6.43   7.23     8.04   8.84     9.65  10.45    11.25  12.06    12.86
OVER $256,500        OVER $256,500  41.29     6.81   7.66     8.52   9.37    10.22  11.07    11.92  12.77    13.63

                            FOR TENNESSEE RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1995*              TAX RATE                                       OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  20.10     5.01   5.83     6.26   6.86     7.61   8.14     8.70   9.39    10.01
$ 23,350- 56,550  $ 39,000- 94,250  22.38     4.59   6.65     7.89   8.13     8.67   9.60    10.34  11.08    11.42
$ 56,550-117,950  $ 94,250-143,600  35.14     6.17   6.84     7.71   8.48     9.26  10.02    10.78  11.51    12.43
$117,950-256,500  $143,600-256,500  38.84     6.45   7.40     8.31   9.14     9.87  10.10    11.64  12.47    13.20
OVER $256,500        OVER $256,500  42.22     7.08   7.92     8.81   9.69    10.57  11.48    12.33  13.21    14.08

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates projected 1995 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (ARIZONA, CALIFORNIA, MINNESOTA,
NEW YORK, PENNSYLVANIA AND TENNESSEE TRUSTS)

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
of Defined Asset Funds - Municipal Investment Trust Fund,
Multistate Series 9F (Arizona, California, Minnesota, New York,
Pennsylvania and Tennessee Trusts):

We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series 9F (Arizona, California, Minnesota, New York, Pennsylvania and Tennessee Trusts), including the portfolios, as of July 31, 1995 and the related statements of operations and of changes in net assets for the years ended July 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trustee. (See Note 5.) Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at July 31, 1995, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank (National Association), the
Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series 9F (Arizona, California, Minnesota, New York, Pennsylvania and Tennessee Trusts) at July 31, 1995 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
September 26, 1995











                              D -  1.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (ARIZONA TRUST)

STATEMENT OF CONDITION
As of July 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 3,088,444 )(Note 1).........                $ 3,327,130
  Accrued interest ...............................                     22,844
  Cash - income ..................................                     22,063
  Cash - principal ...............................                      5,933
                                                                  -----------
    Total trust property .........................                  3,377,970

LESS LIABILITY - Accrued Sponsors' fees ..........                        712
                                                                  -----------

NET ASSETS, REPRESENTED BY:
  3,182 units of fractional undivided
     interest outstanding (Note 3)................$ 3,333,063

  Undistributed net investment income ............     44,195     $ 3,377,258
                                                  -----------     ===========

UNIT VALUE ($ 3,377,258 / 3,182 units )...........                $  1,061.36
                                                                  ===========

                         See Notes to Financial Statements.












                                        D -  2.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (ARIZONA TRUST)

STATEMENTS OF OPERATIONS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
INVESTMENT INCOME:
  Interest income ......................$   211,446       $   215,508       $   231,176
  Trustee's fees and expenses ..........     (5,029)           (4,787)           (5,151)
  Sponsors' fees .......................     (1,883)           (1,125)           (1,050)
                                        ------------------------------------------------
  Net investment income ................    204,534           209,596           224,975
                                        ------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ........      4,642             8,464            13,275
  Unrealized appreciation (depreciation)
    of investments .....................     58,987          (145,834)           81,699
                                        -----------------------------------------------
  Net realized and unrealized
     gain (loss) on investments ........     63,629          (137,370)           94,974
                                        -----------------------------------------------


NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ............$   268,163       $    72,226       $   319,949
                                        ===============================================

                                        See Notes to Financial Statements.

                                                      D -  3.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (ARIZONA TRUST)



STATEMENTS OF CHANGES IN NET ASSETS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
OPERATIONS:
  Net investment income ................$   204,534       $   209,596       $   224,975
  Realized gain on
    securities sold or redeemed ........      4,642             8,464            13,275
  Unrealized appreciation (depreciation)
    of investments .....................     58,987          (145,834)           81,699
                                        ------------------------------------------------
  Net increase in net assets
    resulting from operations ..........    268,163            72,226           319,949
                                        ------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ..............................   (205,515)         (209,978)         (224,910)
  Principal ............................     (6,145)           (5,334)
                                        ------------------------------------------------
  Total distributions ..................   (211,660)         (215,312)         (224,910)
                                        ------------------------------------------------











SHARE TRANSACTIONS:
  Redemption amounts - income ..........       (804)             (843)           (2,509)
  Redemption amounts - principal .......    (53,645)          (83,164)         (201,912)
                                        ------------------------------------------------
  Total share transactions .............    (54,449)          (84,007)         (204,421)
                                        ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ..      2,054          (227,093)         (109,382)

NET ASSETS AT BEGINNING OF YEAR ........  3,375,204         3,602,297         3,711,679
                                        ------------------------------------------------
NET ASSETS AT END OF YEAR ..............$ 3,377,258       $ 3,375,204       $ 3,602,297
                                        ================================================
PER UNIT:
  Income distributions during
    year ...............................$     63.89       $     64.02       $     64.26
                                        ================================================
  Principal distributions during
    year ...............................$      1.90       $      1.61
                                        ====================================
  Net asset value at end of
    year ...............................$  1,061.36       $  1,043.66       $  1,087.32
                                        ================================================
TRUST UNITS:
  Redeemed during year .................         52                79               187
  Outstanding at end of year ...........      3,182             3,234             3,313
                                        ================================================

                                       See Notes to Financial Statements.

                                                     D -  4.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (ARIZONA TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.
               See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.












2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund -
     Accounts and Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,182 units at Date of Deposit ....................$ 3,254,041
     Less sales charge .........................................    146,432
                                                                -----------
     Net amount applicable to Holders ..........................  3,107,609
     Redemptions of units - net cost of 318 units redeemed
       less redemption amounts (principal)......................    (28,135)
     Realized gain on securities sold or redeemed ..............     26,382
     Principal distributions ...................................    (11,479)
     Unrealized appreciation of investments ....................    238,686
                                                                -----------
     Net capital applicable to Holders .........................$ 3,333,063
                                                                ===========
4.   INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $238,686, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,088,444 at July 31, 1995.

5.   CHANGE OF TRUSTEE

     Effective May 27,1995, The Chase Manhattan Bank, N.A. replaced Bankers Trust
     Company as Trustee.

                                        D -  5.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (ARIZONA TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1995

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (5)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------











   1 City of Chandler, AZ, Genl. Oblig.         AAA     $   500,000     7.000 %      2012      07/01/01     $   512,080 $   549,045
     Rfdg. Bonds, Ser. 1991 (Financial                                                         @  101.000
     Guaranty Ins.)

   2 The Industrial Dev. Auth. of the Cnty.     AAA         500,000     6.000        2019      12/01/00         461,730     499,315
     of Maricopa, AZ, Samaritan Hlth.                                                          @  100.000
     Services, Hosp. Sys. Rev. Rfdg. Bonds,
     Ser. 1990 B (MBIA Ins.)

   3 The Industrial Dev. Auth. of the Cnty.     AAA         470,000     7.500        2013      12/01/00         499,356     531,424
     of Maricopa, AZ, Hosp. Rfdg. Rev. Bonds                                                   @  102.000
     (John C. Lincoln Hosp. and Hlth. Ctr.),
     Ser. 1990 (FSA Ins.)

   4 The Indl. Dev. Auth. of the Cnty. of       AAA         460,000     7.150        2015(6)   07/03/99         474,715     513,553
     Maricopa, AZ, Mercy Hlth. Sys. Insured                                                    @  102.000
     Rev. Bonds, 1985 Ser. C (MBIA Ins.)

   5 Peoria Cnty., AZ, Mun. Dev. Auth.,         AAA         310,000     7.000        2009(6)   07/01/97         316,522     332,847
     Inc., Mun. Fac. Rev. Bonds, Ser. 1989                                                     @  102.000
     (MBIA Ins.)

   6 Pima Cnty., AZ, Swr. Rev. Rfdg. Bonds,     AAA         175,000     6.750        2015(6)   07/01/01         174,781     195,431
     Ser. 1991 (Financial Guaranty Ins.)                                                       @  101.000
                                                            270,000     6.750        2015      07/01/01         269,662     288,525
                                                                                               @  101.000

   7 Salt River Proj. Agr. Imp. and Pwr.        AAA         480,000     5.000        2025      01/01/96         379,598     416,990
     Dist., AZ, Salt River Proj. Elec. Sys.                                                    @  100.000
     Rev. Bonds, 1986 Ser. C (MBIA Ins.)

                                                        -----------                                           ---------   ---------
     TOTAL                                             $  3,165,000                                        $  3,088,444 $ 3,327,130
                                                        ===========                                           =========   =========

                                      See Notes to Portfolios on page D - 34.

                                                       D -  6.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (CALIFORNIA TRUST)

STATEMENT OF CONDITION
As of July 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 6,533,632 )(Note 1).........                $ 7,032,780











  Accrued interest ...............................                    148,010
  Cash - income ..................................                        159
  Cash - principal ...............................                      2,164
                                                                  -----------
    Total trust property .........................                  7,183,113


LESS LIABILITIES:
  Income advance from Trustee.....................$    53,522
  Accrued Sponsors' fees .........................      1,712          55,234
                                                  -----------     -----------


NET ASSETS, REPRESENTED BY:
  6,659 units of fractional undivided
     interest outstanding (Note 3)................  7,034,944

  Undistributed net investment income ............     92,935     $ 7,127,879
                                                  -----------     ===========

UNIT VALUE ($ 7,127,879 / 6,659 units )...........                $  1,070.41
                                                                  ===========

                             See Notes to Financial Statements.

                                           D -  7.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (CALIFORNIA TRUST)



STATEMENTS OF OPERATIONS










                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
INVESTMENT INCOME:
  Interest income ......................$   506,019       $   581,263       $   653,189
  Trustee's fees and expenses ..........     (8,567)           (8,923)           (9,425)
  Sponsors' fees .......................     (4,630)           (2,693)           (2,500)
                                        ------------------------------------------------
  Net investment income ................    492,822           569,647           641,264
                                        ------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ........    107,884            77,599           109,998
  Unrealized appreciation (depreciation)
    of investments .....................    (96,497)         (405,810)          285,185
                                        ------------------------------------------------
  Net realized and unrealized
     gain (loss) on investments ........     11,387          (328,211)          395,183
                                        ------------------------------------------------


NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ............$   504,209       $   241,436       $ 1,036,447
                                        ================================================

                                   See Notes to Financial Statements.

                                                  D -  8.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (CALIFORNIA TRUST)



STATEMENTS OF CHANGES IN NET ASSETS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
OPERATIONS:
  Net investment income ................$   492,822       $   569,647       $   641,264
  Realized gain on
    securities sold or redeemed ........    107,884            77,599           109,998
  Unrealized appreciation (depreciation)
    of investments .....................    (96,497)         (405,810)          285,185
                                        ------------------------------------------------
  Net increase in net assets
    resulting from operations ..........    504,209           241,436         1,036,447
                                        ------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ..............................   (499,125)         (570,766)         (642,105)
  Principal ............................    (70,641)             (536)           (4,863)
                                        ------------------------------------------------
  Total distributions ..................   (569,766)         (571,302)         (646,968)
                                        ------------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ..........    (19,357)           (7,750)          (12,547)
  Redemption amounts - principal ....... (1,715,045)         (679,777)       (1,085,792)
                                        ------------------------------------------------
  Total share transactions ............. (1,734,402)         (687,527)       (1,098,339)
                                        ------------------------------------------------

NET DECREASE IN NET ASSETS ............. (1,799,959)       (1,017,393)         (708,860)

NET ASSETS AT BEGINNING OF YEAR ........  8,927,838         9,945,231        10,654,091
                                        ------------------------------------------------
NET ASSETS AT END OF YEAR ..............$ 7,127,879       $ 8,927,838       $ 9,945,231
                                        ================================================
PER UNIT:
  Income distributions during
    year ...............................$     65.34       $     65.54       $     65.44
                                        ================================================
  Principal distributions during
    year ...............................$      9.70       $      0.06       $      0.49
                                        ================================================
  Net asset value at end of
    year ...............................$  1,070.41       $  1,074.22       $  1,113.06
                                        ================================================
TRUST UNITS:











  Redeemed during year .................      1,652               624               990
  Outstanding at end of year ...........      6,659             8,311             8,935
                                        ================================================

                                  See Notes to Financial Statements.

                                                D - 9.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (CALIFORNIA TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.
               See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund -
     Accounts and Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 6,659 units at Date of Deposit ....................$ 6,883,475
     Less sales charge .........................................    309,756
                                                                -----------
     Net amount applicable to Holders ..........................  6,573,719
     Redemptions of units - net cost of 3,341 units redeemed
       less redemption amounts (principal)......................   (258,518)
     Realized gain on securities sold or redeemed ..............    296,635
     Principal distributions ...................................    (76,040)
     Unrealized appreciation of investments ....................    499,148
                                                                -----------
     Net capital applicable to Holders .........................$ 7,034,944











                                                                ===========

4.   INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $499,148, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $6,533,632 at July 31, 1995.

5.   CHANGE OF TRUSTEE
     Effective May 27, 1995, The Chase Manhattan Bank, N.A. replaced Bankers Trust
     Company as Trustee.


                                        D - 10.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (CALIFORNIA TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1995

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (5)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 California Fairs Fin. Auth., Cal-Fairs     AAA     $   720,000     6.500 %      2011      07/01/01     $   690,905 $   752,544
     Rev. Bonds, Ser. 1991 (CGIC Ins.)                                                         @  102.000

   2 Sonoma Cnty., CA, Cotati-Rohnert           AAA         425,000     6.000        2012      08/01/99         391,744     420,091
     Park Unified School District, G.O.                                                        @  102.000
     Bonds, Election 1990, Ser. B
     (Financial Guaranty Ins.)                              350,000     6.000        2013      08/01/99         322,025     345,265
                                                                                               @  102.000

   3 City of Glendale, CA, Ins. Hosp. Rev.      AAA       1,000,000     6.750        2013      03/01/01       1,000,000   1,055,700
     Rfdg. Bonds (Adventist Hlth.                                                              @  102.000
     Sys./West), 1991 Ser. A (MBIA Ins)

   4 City of Industry, CA, Genl. Oblig.         AAA       1,045,000     6.800        2016(6)   07/01/99       1,051,134   1,158,194
     Bonds, Iss. of 1990 (Financial Guaranty                                                   @  102.125
     Ins.)

   5 The City of Los Angeles, CA, Wastewater    AAA         200,000     7.000        2011(6)   06/01/99         203,508     222,428
     Sys. Rev. Bonds, Ser. 1991-B (AMBAC                                                       @  102.000
     Ins.)

   6 Los Angeles Cnty., CA, Trans. Com.,        AAA         265,000     6.750        2018(6)   07/01/01         264,669     299,140
     Sales Tax Rev. Bonds, Ser. 1991-A                                                         @  102.000
     (Financial Guaranty Ins.)












   7 Murrieta Valley, CA, Unified Sch.          AAA         800,000     6.800        2010      09/01/99         803,232     862,920
     Dist., Genl. Oblig. Bonds, Election                                                       @  102.000
     1989, Ser. B (Financial Guaranty Ins.)

   8 City of Oakland, CA, Special Rfdg. Rev.    AAA       1,000,000     7.600        2021      08/01/98       1,063,210   1,103,500
     Bonds (Pension Fin.), 1988 Ser. A                                                         @  102.000
     (Financial Guaranty Ins.)

                                        D - 11.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (CALIFORNIA TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1995

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   9 Orange Cnty., CA, Sanitation Dist. Nos.    AAA     $   315,000     6.750 %      2013(6)   08/01/01     $   315,000 $   356,019
     1, 2, 3, 5, 6, 7 & 11, Cert. of                                                           @  102.000
     Participation (Capital Imp. Prog.,
     1990-92 Ser. B) (Financial Guaranty
     Ins.)

  10 San Mateo, CA, City of Sch. Dist. Genl.    AAA         285,000     6.100        2013      09/01/99         265,446     283,743
     Oblig. Bonds, Election of 1991, Ser. A                                                    @  102.000
     (AMBAC Ins.)
                                                            175,000     6.100        2014      09/01/99         162,759     173,236
                                                                                               @  102.000

                                                        -----------                                           ---------   ---------
     TOTAL                                             $  6,580,000                                        $  6,533,632 $ 7,032,780
                                                        ===========                                           =========   =========

                                      See Notes to Portfolios on page D - 34.












                                                       D - 12.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (MINNESOTA TRUST)

STATEMENT OF CONDITION
As of July 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 2,956,734 )(Note 1).........                $ 3,198,771
  Accrued interest ...............................                     39,302
  Cash - income ..................................                      3,190
  Cash - principal ...............................                      4,821
                                                                  -----------
    Total trust property .........................                  3,246,084

LESS LIABILITY - Accrued Sponsors' fees ..........                        702
                                                                  -----------

NET ASSETS, REPRESENTED BY:
  3,113 units of fractional undivided
     interest outstanding (Note 3)................$ 3,203,592

  Undistributed net investment income ............     41,790     $ 3,245,382
                                                  -----------     ===========

UNIT VALUE ($ 3,245,382 / 3,113 units )...........                $  1,042.53
                                                                  ===========

                                   See Notes to Financial Statements.












                                                  D - 13.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (MINNESOTA TRUST)

STATEMENTS OF OPERATIONS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
INVESTMENT INCOME:
  Interest income ......................$   205,038       $   207,583       $   209,829
  Trustee's fees and expenses ..........     (5,600)           (3,994)           (5,039)
  Sponsors' fees .......................     (1,853)           (1,051)             (975)
                                        ------------------------------------------------
  Net investment income ................    197,585           202,538           203,815
                                        ------------------------------------------------


REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ........      7,028             6,690
  Unrealized appreciation (depreciation)
    of investments .....................     44,890          (110,211)           80,113
                                        ------------------------------------------------
  Net realized and unrealized











     gain (loss) on investments ........     51,918          (103,521)           80,113
                                        ------------------------------------------------


NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ............$   249,503       $    99,017       $   283,928
                                        ================================================

                           See Notes to Financial Statements.

                                       D - 14.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (MINNESOTA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
OPERATIONS:
  Net investment income ................$   197,585       $   202,538       $   203,815
  Realized gain on
    securities sold or redeemed ........      7,028             6,690
  Unrealized appreciation (depreciation)
    of investments .....................     44,890          (110,211)           80,113
                                        ------------------------------------------------
  Net increase in net assets
    resulting from operations ..........    249,503            99,017           283,928
                                        ------------------------------------------------











DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ..............................   (199,316)         (201,775)         (203,678)
  Principal ............................     (5,075)           (1,282)
                                        ------------------------------------------------
  Total distributions ..................   (204,391)         (203,057)         (203,678)
                                        ------------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ..........     (1,050)             (657)
  Redemption amounts - principal .......    (94,012)          (48,312)
                                        ------------------------------------------------
  Total share transactions .............    (95,062)          (48,969)
                                        ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ..    (49,950)         (153,009)           80,250

NET ASSETS AT BEGINNING OF YEAR ........  3,295,332         3,448,341         3,368,091
                                        ------------------------------------------------
NET ASSETS AT END OF YEAR ..............$ 3,245,382       $ 3,295,332       $ 3,448,341
                                        ================================================
PER UNIT:
  Income distributions during
    year ...............................$     62.66       $     62.81       $     62.67
                                        ================================================
  Principal distributions during
    year ...............................$      1.60       $      0.40
                                        ====================================
  Net asset value at end of
    year ...............................$  1,042.53       $  1,028.18       $  1,061.03
                                        ================================================
TRUST UNITS:
  Redeemed during year .................         92                45
  Outstanding at end of year ...........      3,113             3,205             3,250
                                        ================================================

                                  See Notes to Financial Statements.

                                               D - 15.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (MINNESOTA TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.
               See "Redemption - Computation of Redemption Price Per Unit"











               in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund -
     Accounts and Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,113 units at Date of Deposit ....................$ 3,105,746
     Less sales charge .........................................    139,759
                                                                -----------
     Net amount applicable to Holders ..........................  2,965,987
     Redemptions of units - net cost of 137 units redeemed
       less redemption amounts (principal)......................    (11,793)
     Realized gain on securities sold or redeemed ..............     13,718
     Principal distributions ...................................     (6,357)
     Unrealized appreciation of investments ....................    242,037
                                                                -----------
     Net capital applicable to Holders .........................$ 3,203,592
                                                                ===========
4.   INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $242,037, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,956,734 at July 31, 1995.

5.   CHANGE OF TRUSTEE

     Effective May 27, 1995, The Chase Manhattan Bank, N.A. replaced Bankers Trust
     Company as Trustee.

                                   D - 16.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (MINNESOTA TRUST)

     PORTFOLIO
     As of July 31, 1995

                                               Rating                                             Optional











     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 City of Apple Valley, MN, Genl. Oblig.     A1(m)   $   225,000     6.625 %      2010      12/01/98     $   223,157 $   239,099
     Swr. Rev. Bonds of 1991                                                                   @  100.000
                                                            250,000     6.625        2011      12/01/98         247,903     265,665
                                                                                               @  100.000

   2 Mankato, MN, Hosp. Fac. Rev. Bonds, 1st    A-          245,000     7.300        2018      08/01/99         251,953     261,190
     Mtge. Immanuel St. Joseph Proj., 1989                                                     @  102.000
     Ser.

   3 City of Minneapolis, MN, Hosp. Fac.        A+          500,000     7.000        2020      06/01/01         501,975     545,055
     Rev. Bonds (Life Span Inc. Iss.), Ser.                                                    @  102.000
     1990-C (Minneapolis Children's Med.
     Ctr. Proj.)

   4 Minnesota Higher Educ. Fac. Auth.,         NR          405,000     7.125        2014(6)   09/01/00         412,970     450,575
     Mtge. Rev. Bonds, Ser. Three-C                                                            @  101.000
     (University of St. Thomas)

   5 Northern Mun. Minnesota Pwr. Agy.,         A           500,000     5.000        2021      01/01/99         391,415     426,520
     Electric Sys. Rev. Bonds, Ser. A                                                          @   100.000

   6 Puerto Rico Elec. Pwr. Auth., Pwr. Rev.    A-          380,000     7.000        2021      07/01/01         380,950     413,368
     Bonds, Ser. P                                                                             @  102.000

   7 Southern Minnesota Mun. Pwr. Agy., Pwr.    A+          500,000     6.000        2013      01/01/99         460,490     502,115
     Supply Sys. Rev. Bonds, Ser. A                                                            @   100.000

   8 Western Minnesota Mun. Pwr. Agy., Pwr.     AAA         100,000     5.500        2015      01/01/97          85,921      95,184
     Supply Rev. Rfdg. Bonds, 1987 Ser. A                                                      @   100.000
     (MBIA Ins.) (4)

                                                        -----------                                           ---------   ---------
     TOTAL                                             $  3,105,000                                        $  2,956,734 $ 3,198,771
                                                        ===========                                           =========   =========

                                        See Notes to Portfolios on page D - 34.

                                                          D - 17.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (NEW YORK TRUST)

STATEMENT OF CONDITION
As of July 31, 1995












TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 12,917,297 )(Note 1)........                $13,953,523
  Accrued interest ...............................                    194,062
  Cash - income ..................................                     11,198
  Cash - principal ...............................                     25,914
                                                                  -----------
    Total trust property .........................                 14,184,697

LESS LIABILITY - Accrued Sponsors' fees ..........                      2,595
                                                                  -----------

NET ASSETS, REPRESENTED BY:
  13,160 units of fractional undivided
     interest outstanding (Note 3)................$13,979,437

  Undistributed net investment income ............    202,665     $14,182,102
                                                  -----------     ===========

UNIT VALUE ($ 14,182,102 / 13,160 units ).........                $  1,077.67
                                                                  ===========

                                 See Notes to Financial Statements.

                                              D - 18.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,











MULTISTATE SERIES 9F (NEW YORK TRUST)

STATEMENTS OF OPERATIONS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
INVESTMENT INCOME:
  Interest income ......................$   906,117       $   926,198       $ 1,022,836
  Trustee's fees and expenses ..........    (13,259)          (13,079)          (11,633)
  Sponsors' fees .......................     (6,499)           (3,706)           (3,715)
                                        ------------------------------------------------
  Net investment income ................    886,359           909,413         1,007,488
                                        ------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ........     40,033           125,402            43,691
  Unrealized appreciation (depreciation)
    of investments .....................     69,173          (586,756)          371,467
                                        ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments .........    109,206          (461,354)          415,158
                                        ------------------------------------------------


NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ............$   995,565       $   448,059       $ 1,422,646
                                        ================================================

                               See Notes to Financial Statements.












                                             D - 19.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (NEW YORK TRUST)




STATEMENTS OF CHANGES IN NET ASSETS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
OPERATIONS:
  Net investment income ................$   886,359       $   909,413       $ 1,007,488
  Realized gain on
    securities sold or redeemed ........     40,033           125,402            43,691
  Unrealized appreciation (depreciation)
    of investments .....................     69,173          (586,756)          371,467
                                        ------------------------------------------------
  Net increase in net assets
    resulting from operations ..........    995,565           448,059         1,422,646
                                        ------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ..............................   (890,309)         (929,817)         (987,754)
  Principal ............................    (56,243)          (28,280)           (9,900)
                                        ------------------------------------------------
  Total distributions ..................   (946,552)         (958,097)         (997,654)
                                        ------------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ..........     (7,104)          (12,706)           (6,832)
  Redemption amounts - principal .......   (534,626)         (969,394)         (493,680)
                                        ------------------------------------------------
  Total share transactions .............   (541,730)         (982,100)         (500,512)
                                        ------------------------------------------------

NET DECREASE IN NET ASSETS .............   (492,717)       (1,492,138)          (75,520)

NET ASSETS AT BEGINNING OF YEAR ........ 14,674,819        16,166,957        16,242,477
                                        ------------------------------------------------
NET ASSETS AT END OF YEAR ..............$14,182,102       $14,674,819       $16,166,957
                                        ================================================
PER UNIT:
  Income distributions during
    year ...............................$     66.05       $     66.28       $     66.29
                                        ================================================











  Principal distributions during
    year ...............................$      4.16       $      1.98       $      0.66
                                        ================================================
  Net asset value at end of
    year ...............................$  1,077.67       $  1,073.43       $  1,111.44
                                        ================================================
TRUST UNITS:
  Redeemed during year .................        511               875               454
  Outstanding at end of year ...........     13,160            13,671            14,546
                                        ================================================

                                        See Notes to Financial Statements.

                                                     D - 20.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (NEW YORK TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.
               See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund -
     Accounts and Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 13,160 units at Date of Deposit ...................$13,620,863
     Less sales charge .........................................    612,939
                                                                -----------
     Net amount applicable to Holders .......................... 13,007,924
     Redemptions of units - net cost of 1,840 units redeemed











       less redemption amounts (principal)......................   (178,968)
     Realized gain on securities sold or redeemed ..............    208,678
     Principal distributions ...................................    (94,423)
     Unrealized appreciation of investments ....................  1,036,226
                                                                -----------
     Net capital applicable to Holders .........................$13,979,437
                                                                ===========
4.   INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $1,036,226, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $12,917,297 at July 31, 1995.

5.   CHANGE OF TRUSTEE

     Effective May 27, 1995, The Chase Manhattan Bank, N.A. replaced Bankers Trust
     Company as Trustee.

                                        D - 21.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (NEW YORK TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1995

                                             Rating of                                            Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1)  (5)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Metropolitan Transp. Auth., NY, Transit    AAA     $ 1,090,000     5.500 %      2012      07/01/96     $   944,038 $ 1,054,978
     Fac. Rev. Bonds, Ser. H (MBIA Ins.)                                                       @  100.000

   2 The City of New York, Genl. Oblig.         AAA         635,000     6.000        2007      08/01/99         591,820     648,335
     Bonds, Fiscal 1990 Ser. D (AMBAC Ins.)                                                    @  100.000

   3 The City of NY, Genl. Oblig. Bonds,        AAA       1,500,000     7.750        2014      08/15/01       1,624,935   1,683,660
     Fiscal 1992 Ser. A, Subser. C-1 (AMBAC                                                    @  101.500
     Ins.)

   4 New York City Muni. Wtr. Fin. Auth.,       AAA       1,560,000     7.000        2016(6)   06/15/01       1,592,885   1,773,736
     NY, Wtr. and Swr. Sys. Rev. Bonds,                                                        @  101.500
     Fiscal 1991 Ser. C (Financial
     Guaranty Ins.)

   5 Dormitory Auth. of the State of New        AAA         735,000     6.000        2015      07/01/01         674,069     734,956
     York (New York Univ.), Ins. Rev. Bonds,                                                   @  102.000











     Ser. 1991 (Financial Guaranty Ins.)

   6 Dormitory Auth. of the State of New        AAA       1,335,000     6.750        2015      07/01/01       1,335,000   1,434,871
     York, Mount Sinai School of Med., Ins.                                                    @  102.000
     Rev. Bonds, Ser. 1991 (MBIA Ins.)

   7 New York State Med. Care Fac. Fin.         AAA         590,000     7.375        2019(6)   08/15/99         616,455     667,001
     Agy., Mental Hlth. Serv. Fac. Imp. Rev.                                                   @  102.000
     Bonds, 1989 Ser. C (MBIA Ins.)
                                                          1,410,000     7.375        2019      08/15/99       1,473,224   1,557,627
                                                                                               @  102.000

   8 New York State Urban Dev. Corp.,           AAA       2,200,000     7.500        2020(6)   01/01/00       2,321,286   2,499,618
     Correctional Capital Fac. Rev. Bonds,                                                     @  102.000
     Ser. 1 (FSA Ins.)

   9 Triborough Bridge and Tunnel Auth., NY,    AAA         275,000     5.500        2019      01/01/99         233,835     259,119
     Gen. Purpose Rev. Bonds, Ser. P                                                           @  100.000
     (Financial Guaranty Ins.)

                                        D - 22.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (NEW YORK TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  10 Triborough Bridge and Tunnel Auth.,        AAA     $ 1,650,000     6.000 %      2019      01/01/01     $ 1,509,750 $ 1,639,622
     NY, Spec. Oblig. Rfdg. Bonds, Ser.                                                        @  100.000
     1991 A (MBIA Ins.)

                                                        -----------                                           ---------   ---------
     TOTAL                                             $ 12,980,000                                        $ 12,917,297 $13,953,523
                                                        ===========                                           =========   =========

                                      See Notes to Portfolios on page D - 34.












                                                       D - 23.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (PENNSYLVANIA TRUST)

STATEMENT OF CONDITION
As of July 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 4,716,896 )(Note 1).........                $ 5,239,604
  Accrued interest ...............................                     84,488
  Cash - principal ...............................                      4,597
                                                                  -----------
    Total trust property .........................                  5,328,689


LESS LIABILITIES:
  Income advance from Trustee.....................$     9,121
  Accrued Sponsors' fees .........................      1,086          10,207
                                                  -----------     -----------


NET ASSETS, REPRESENTED BY:
  4,836 units of fractional undivided











     interest outstanding (Note 3)................  5,244,201

  Undistributed net investment income ............     74,281     $ 5,318,482
                                                  -----------     ===========

UNIT VALUE ($ 5,318,482 / 4,836 units )...........                $  1,099.77
                                                                  ===========

                                     See Notes to Financial Statements.

                                                   D - 24.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (PENNSYLVANIA TRUST)

STATEMENTS OF OPERATIONS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
INVESTMENT INCOME:
  Interest income ......................$   333,572       $   375,481       $   393,253
  Trustee's fees and expenses ..........     (6,545)           (6,557)           (6,957)
  Sponsors' fees .......................     (2,999)           (1,823)           (1,797)
                                        ------------------------------------------------
  Net investment income ................    324,028           367,101           384,499











                                        ------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ........     45,925            51,277            15,370
  Unrealized appreciation (depreciation)
    of investments .....................     (4,094)         (214,427)          202,308
                                        ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments .........     41,831          (163,150)          217,678
                                        ------------------------------------------------


NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ............$   365,859       $   203,951       $   602,177
                                        ================================================

                                        See Notes to Financial Statements.

                                                     D - 25.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (PENNSYLVANIA TRUST)



STATEMENTS OF CHANGES IN NET ASSETS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----











OPERATIONS:
  Net investment income ................$   324,028       $   367,101       $   384,499
  Realized gain on
    securities sold or redeemed ........     45,925            51,277            15,370
  Unrealized appreciation (depreciation)
    of investments .....................     (4,094)         (214,427)          202,308
                                        ------------------------------------------------
  Net increase in net assets
    resulting from operations ..........    365,859           203,951           602,177
                                        ------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ..............................   (325,974)         (367,934)         (384,859)
  Principal ............................    (31,672)           (7,236)           (4,547)
                                        ------------------------------------------------
  Total distributions ..................   (357,646)         (375,170)         (389,406)
                                        ------------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ..........     (7,588)           (5,990)           (3,322)
  Redemption amounts - principal .......   (541,919)         (466,784)         (246,645)
                                        ------------------------------------------------
  Total share transactions .............   (549,507)         (472,774)         (249,967)
                                        ------------------------------------------------

NET DECREASE IN NET ASSETS .............   (541,294)         (643,993)          (37,196)

NET ASSETS AT BEGINNING OF YEAR ........  5,859,776         6,503,769         6,540,965
                                        ------------------------------------------------
NET ASSETS AT END OF YEAR ..............$ 5,318,482       $ 5,859,776       $ 6,503,769
                                        ================================================
PER UNIT:
  Income distributions during
    year ...............................$     65.45       $     66.01       $     66.08
                                        ================================================
  Principal distributions during
    year ...............................$      6.41       $      1.30       $      0.78
                                        ================================================
  Net asset value at end of
    year ...............................$  1,099.77       $  1,095.69       $  1,127.17
                                        ================================================
TRUST UNITS:
  Redeemed during year .................        512               422               230
  Outstanding at end of year ...........      4,836             5,348             5,770
                                        ================================================

                                  See Notes to Financial Statements.

                                                D - 26.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (PENNSYLVANIA TRUST)

     NOTES TO FINANCIAL STATEMENTS












1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.
               See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund -
     Accounts and Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 4,836 units at Date of Deposit ....................$ 4,986,013
     Less sales charge .........................................    224,370
                                                                -----------
     Net amount applicable to Holders ..........................  4,761,643
     Redemptions of units - net cost of 1,164 units redeemed
       less redemption amounts (principal)......................   (109,266)
     Realized gain on securities sold or redeemed ..............    112,571
     Principal distributions ...................................    (43,455)
     Unrealized appreciation of investments ....................    522,708
                                                                -----------
     Net capital applicable to Holders .........................$ 5,244,201
                                                                ===========
4.   INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $522,708, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,716,896 at July 31, 1995.

5.   CHANGE OF TRUSTEE

     Effective May 27, 1995, The Chase Manhattan Bank, N.A. replaced Bankers Trust
     Company as Trustee.

                                          D - 27.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (PENNSYLVANIA TRUST) (INSURED)

     PORTFOLIO
     As of July 31, 1995

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (5)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Beaver Cnty., PA, Indl. Dev. Auth.         AAA     $   750,000     7.000 %      2021      06/01/01     $   756,488 $   816,015
     Poll. Ctl. Rev. Rfdg. Bonds, 1991                                                         @  102.000
     Ser. B (Ohio Edison Co. Mansfield
     Proj.) (Financial Guaranty Ins.)

   2 Delaware Cnty. Auth., PA, Hosp. Rev.       AAA         515,000     7.200        2019(6)   08/15/99         526,006     577,269
     Bonds (Delaware Cnty. Mem. Hosp.),                                                        @  102.000
     Ser. 1989A (MBIA Ins.)

   3 County of Erie, PA, Genl. Oblig. Bonds,    AAA         275,000     6.750        2016(6)   09/01/01         270,081     305,742
     Ser. 1991 (Financial Guaranty Ins.)                                                       @  100.000

   4 Pennsylvania State Turnpike Comm.,         AAA         350,000     6.000        2015      06/01/01         321,020     346,759
     Pennsylvania Turnpike Rev. Bonds,                                                         @  102.000
     Ser. L of 1991 (MBIA Ins.)

   5 City of Philadelphia, PA, Gas Works        AAA       1,000,000     7.000        2020      None           1,007,340   1,175,820
     Rev. Bonds, Twelfth Ser. B (MBIA Ins.)

   6 City of Philadelphia, PA, Wtr. and Swr.    AAA          30,000     7.000        2021(6)   08/01/01          30,239      34,160
     Rev. Bonds, 16th Ser. (CGIC Ins.)                                                         @  102.000

   7 The Philadelphia Mun. Auth., PA,           AAA         465,000     7.125        2018(6)   11/15/01         473,477     534,880
     Justice Lease Rev. Bonds, 1991 Ser. B                                                     @  102.000
     (Financial Guaranty Ins.)

   8 Health Care Fac. Auth. of Sayre, PA,       AAA         655,000     6.000        2021      03/01/01         592,448     645,686
     Ser. 1991 A Rev. Bonds, Guthrie Health                                                    @  100.000
     Care Sys. (AMBAC Ins.)

   9 Redevelopment Auth. of the Cnty. of        AAA         680,000     7.125        2013      06/01/01         694,844     748,707
     Schuylkill, PA, Commonwealth Lease Rev.                                                   @  102.000
     Bonds, Ser. A of 1991 (Financial
     Guaranty Ins.)

  10 Municipal Auth. of Westmoreland Cnty.,     AAA          80,000     2.000        2006      None              44,953      54,566
     PA, Mun. Service Rev. Bonds, Ser. K
     (Financial Guaranty Ins.)
                                                        -----------                                           ---------   ---------
     TOTAL                                             $  4,800,000                                        $  4,716,896 $ 5,239,604
                                                        ===========                                           =========   =========

                                        See Notes to Portfolios on page D - 34.

DEFINE ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (TENNESSEE TRUST)

STATEMENT OF CONDITION
As of July 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 3,231,167 )(Note 1).........                $ 3,577,183
  Accrued interest ...............................                     44,302
  Cash - income ..................................                      2,668
                                                                  -----------
    Total trust property .........................                  3,624,153


LESS LIABILITIES:
  Accrued Sponsors' fees .........................$       732
  Redemptions payable ............................     27,465          28,197
                                                  -----------     -----------


NET ASSETS, REPRESENTED BY:
  3,275 units of fractional undivided
     interest outstanding (Note 3)................  3,550,081

  Undistributed net investment income ............     45,875     $ 3,595,956
                                                  -----------     ===========

UNIT VALUE ($ 3,595,956 / 3,275 units )...........                $  1,098.00
                                                                  ===========

                         See Notes to Financial Statements.












                                        D - 29.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (TENNESSEE TRUST)

STATEMENTS OF OPERATIONS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
INVESTMENT INCOME:
  Interest income ......................$   219,625       $   219,625       $   219,625
  Trustee's fees and expenses ..........     (5,026)           (4,786)           (5,114)
  Sponsors' fees .......................     (1,919)           (1,068)             (894)
                                        ------------------------------------------------
  Net investment income ................    212,680           213,771           213,617


  UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS ......................     44,517           (26,662)           95,408
                                        ------------------------------------------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ............$   257,197       $   187,109       $   309,025
                                        ================================================

                                See Notes to Financial Statements.












                                            D - 30.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 9F (TENNESSEE TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Years Ended July 31,
                                            1995              1994              1993
                                            ----              ----              ----
OPERATIONS:
  Net investment income ................$   212,680       $   213,771       $   213,617
  Unrealized appreciation (depreciation)
    of investments .....................     44,517           (26,662)           95,408
                                        ------------------------------------------------
  Net increase in net assets
    resulting from operations ..........    257,197           187,109           309,025
                                        ------------------------------------------------
INCOME DISTRIBUTIONS TO
   HOLDERS (Note 2) ....................   (213,642)         (213,708)         (213,411)
                                        ------------------------------------------------

SHARE TRANSACTIONS:
  Redemption amounts - income ..........       (363)
  Redemption amounts - principal .......    (27,102)
                                        ------------------------------------------------
  Total share transactions .............    (27,465)
                                        ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ..     16,090           (26,599)           95,614

NET ASSETS AT BEGINNING OF YEAR ........  3,579,866         3,606,465         3,510,851
                                        ------------------------------------------------
NET ASSETS AT END OF YEAR ..............$ 3,595,956       $ 3,579,866       $ 3,606,465











                                        ================================================
PER UNIT:
  Income distributions during
    year ...............................$     64.74       $     64.76       $     64.67
                                        ================================================
  Net asset value at end of
    year ...............................$  1,098.00       $  1,084.81       $  1,092.87
                                        ================================================
TRUST UNITS:
  Redeemed during year .................         25
  Outstanding at end of year ...........      3,275             3,300             3,300
                                        ================================================

                                        See Notes to Financial Statements.

                                                     D - 31.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (TENNESSEE TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.
               See "Redemption - Computation of Redemption Price Per Unit" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Administration of the Fund -
     Accounts and Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,275 units at Date of Deposit ....................$ 3,357,792
     Less sales charge .........................................    151,104
                                                                -----------
     Net amount applicable to Holders ..........................  3,206,688
     Redemptions of units - net cost of 25 units redeemed
       less redemption amounts (principal)......................     (2,623)
     Unrealized appreciation of investments ....................    346,016
                                                                -----------
     Net capital applicable to Holders .........................$ 3,550,081
                                                                ===========
4.   INCOME TAXES

     As of July 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $346,016, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,231,167 at July 31, 1995.

5.   CHANGE OF TRUSTEE

     Effective May 27, 1995, The Chase Manhattan Bank, N.A. replaced Bankers Trust
     Company as Trustee.

                                   D - 32.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 9F (TENNESSEE TRUST)

     PORTFOLIO
     As of July 31, 1995

     Portfolio No. and Title of              Rating of      Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 The Hlth. and Educl. Fac. Board of the     AAA     $   500,000     7.000 %      2021(6)   03/01/01     $   505,900 $   565,700
     City of Bristol, TN, Hosp. Rev. Bonds,                                                    @  102.000
     Ser. 1991 (Bristol Memorial Hosp.)
     (Financial Guaranty Ins.) (4)

   2 The Public Bldg. Auth. of the City         AAA         500,000     6.900        2012      12/01/01         501,975     544,645
     of Gatlinburg, TN, Mun. Obligation                                                        @  102.000
     Bonds (City of Gatlinburg
     Convention Ctr.), Ser. 1991 (AMBAC
     Ins.) (4)

   3 Johnson City, TN, Hlth. and Ed.            AAA         325,000     6.750        2016(6)   07/01/01         323,024     365,424
     Fac. Board, Hosp. Rev. Rfdg. and                                                          @  102.000
     Imp. Bonds (Johnson City Med.











     Ctr.), Ser. 1991 (MBIA Ins.) (4)                       175,000     6.750        2016      07/01/01         173,936     185,546
                                                                                               @  102.000

   4 Knox Cnty., TN, Hlth. and Hsg. Fac.        AAA         300,000     7.000        2015(6)   01/01/00         303,255     333,885
     Board, Hosp. Rev. Bonds, Ser. 1989 C                                                      @  102.000
     (Fort Sanders Alliance Obligated
     Group), (MBIA Ins.) (4)

   5 City of Knoxville, TN, Gas Sys.            NR          500,000     6.875        2010(6)   03/01/98         502,385     540,865
     Rev. Bonds, Ser. D-1991                                                                   @  102.000

   6 City of Memphis, TN, Electric Sys.         NR          200,000     6.750        2011(6)   01/01/00         200,848     219,884
     Rev. Bonds, Ser. of 1991                                                                  @  102.000

   7 Metropolitan Nashville Airport             AAA         500,000     6.500        2011(6)   07/01/01         482,415     555,785
     Auth., TN, Airport Imp. Rev. Bonds,                                                       @  102.000
     Ser. 1991 B (Financial Guaranty
     Ins.) (4)

   8 Puerto Rico Electric Pwr. Auth., Pwr.      A-          300,000     5.000        2012      07/01/99         237,429     265,449
     Rev. Rfdg. Bonds, Ser. N                                                                  @  100.000

                                                        -----------                                           ---------   ---------
     TOTAL                                             $  3,300,000                                        $  3,231,167 $ 3,577,183
                                                        ===========                                           =========   =========

                                     See Notes to Portfolios on page D - 34.

                                                     D - 33.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES 9F (ARIZONA, CALIFORNIA, MINNESOTA, NEW YORK, PENNSYLVANIA AND TENNESSEE TRUSTS)

 NOTES TO PORTFOLIOS
 As of July 31, 1995

(1)   A description of the rating symbols and their meanings appears under
      "Description of Ratings" in this Prospectus, Part B. Ratings, which have been provided by the Evaluator, are by Standard & Poor's (when available) or by
      Moody's Investors Service (as indicated by "m") when Standard & Poor's ratings are not available. "NR", if applicable, indicates that this security is not currently rated by either rating service.

(2)   See Notes to Financial Statements.

(3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on
      Holders of redemptions and related distributions is described under "Taxes"
      in this Prospectus, Part B.

(4)   Insured by the indicated municipal bond insurance company. See "Risk
      Factors - Insured Obligations " in this Prospectus, Part B.

(5)   All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned
      "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard &
      Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.
      See "Risk Factors - Insured Obligations" in this Prospectus, Part B.

(6) Bonds with an aggregate face amount of $ 945,000 of the Arizona Trust, $ 1,825,000 of the California Trust, $ 405,000 of the Minnesota Trust,
      $ 4,350,000 of the New York Trust, $ 1,285,000 of the Pennsylvania Trust and $ 2,325,000 of the Tennessee Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

                              DEFINED ASSET FUNDS
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
I want to learn more about automatic reinvestment in the Investment Accumulation Program. Please send me information about participation in the Municipal Fund Accumulation Program, Inc. and a current Prospectus.
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My address (please print):
Street and Apt.
No. ____________________________________________________________________________
City, State, Zip
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This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

BUSINESS REPLY MAIL                                              NO POSTAGE
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                                                                 IF MAILED
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          THE CHASE MANHATTAN BANK, N.A. (MITF)                UNITED STATES
          RETAIL PROCESSING DEPARTMENT
          770 BROADWAY--7th FLOOR
          NEW YORK, N.Y. 10003-9598


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

             SUPPLEMENT DATED AUGUST 14, 1995 TO PROSPECTUS--PART B
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND

The following table replaces the table on page 5:

                                                                            FINANCIAL INFORMATION
                                                                             AS OF MARCH 31, 1995
                                                                         (IN MILLIONS OF DOLLARS)
                                                             --------------------------------------
                                                                                POLICYHOLDERS'
                  NAME                    DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation                        1970        $     2,204         $       792
Asset Guaranty Insurance Co. (AA by
  S&P)..................................           1988                166                  77
Capital Guaranty Insurance Company......           1986                309                 171
Capital Markets Assurance Corp.                    1987                210                 138
Connie Lee Insurance Company                       1987                195                 108
Continental Casualty Company............           1948             19,816               3,502
Financial Guaranty Insurance Company....           1984              2,172                 963
Financial Security Assurance Inc.                  1984                806                 341
Firemen's Insurance Company of Newark,
  NJ....................................           1855              2,038                 390
Industrial Indemnity Co. (HIBI)                    1920              1,719                 309
MBIA Insurance Corporation..............           1986              3,504               1,132

The following is added on page 6 after the fourth sentence under the heading "Litigation and Legislation":

     From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The Fund, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted.

The following is added on page 10 after the section entitled "Distributions":

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing bonds in a Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimated life of the Trust. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual Bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each Bond's yield by its market value and the time remaining to the call or maturity date, depending on how the Bond is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying Bonds.

     No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual Bond may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

The following is added on page a-1 before the definition of "NR":

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
                                                                     15900--2/95

                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND

   THIS PART B OF THE PROSPECTUS MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED OR
      PRECEDED BY PART A. FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY BE OBTAINED WITHIN FIVE DAYS OF WRITTEN
          OR TELEPHONIC REQUEST TO THE TRUSTEE, THE ADDRESS AND
     TELEPHONE NUMBER OF WHICH ARE SET FORTH IN PART A OF THIS PROSPECTUS.

                                     Index

                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          7
How to Sell Units.....................................          9
Income, Distributions and Reinvestment................          9
Fund Expenses.........................................         10
Taxes.................................................         11
Records and Reports...................................         12

                                                          PAGE
                                                        ---------
Trust Indenture.......................................         12
Miscellaneous.........................................         13
Exchange Option.......................................         14
Supplemental Information..............................         15
Appendix A--Description of Ratings....................        a-1
Appendix B--Sales Charge Schedules for Defined Asset
Funds Municipal Series................................        b-1
Appendix C--Sales Charge Schedules for Municipal
Investment Trust Fund.................................        c-1

FUND DESCRIPTION

BOND PORTFOLIO SELECTION
     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Bonds for the Portfolio after considering the Fund's investment objective as well as the quality of the Bonds (all Bonds in the Portfolio are initially rated in the category A or better by at least one nationally recognized rating organization or have comparable credit characteristics), the yield and price of the Bonds compared to similar securities, the maturities of the Bonds and the diversification of the Portfolio. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Bonds in the Portfolio appears in Part A of the Prospectus.
     The deposit of the Bonds in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Bonds. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Bonds in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Bonds subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Bonds at the end of the initial 90-day period.
     Yields on bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings. Ratings represent opinions of the rating organizations as to the quality of the bonds rated, based on the credit of the issuer or any guarantor, insurer or other credit provider, but these ratings are only general standards of quality (see Appendix A).
     After the initial date of deposit, the ratings of some Bonds may be reduced or withdrawn, or the credit characteristics of the Bonds may no longer be comparable to bonds rated A or better. Bonds rated BBB or Baa (the lowest investment grade rating) or lower may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Bonds rated below investment grade or unrated bonds with similar credit characteristics are often subject to greater market fluctuations and risk of loss of principal and income than higher grade bonds and their value may decline precipitously in response to rising interest rates.
     Because each Defined Asset Fund is a preselected portfolio of bonds, you know the securities, maturities, call dates and ratings before you invest. Of course, the Portfolio will change somewhat over time, as Bonds mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Bonds are disposed of, this principal should be relatively unaffected by changes in interest rates.

BOND PORTFOLIO SUPERVISION
     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. The Fund may retain an issuer's bonds despite adverse financial developments. Experienced financial analysts regularly review the Portfolio and a Bond may be sold in certain circumstances including the occurrence of a default in payment or other default on the Bond, a decline in the projected income pledged for debt service on a revenue bond, institution of certain legal proceedings, if the Bond becomes taxable or is otherwise inconsistent with the Fund's investment objectives, a decline in the price of the Bond or the occurrence of other market or credit factors (including advance refunding) that, in the opinion of Defined Asset Funds research analysts, makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.
     The Sponsors and the Trustee are not liable for any default or defect in a Bond. If a contract to purchase any Bond fails, the Sponsors may generally deposit a replacement bond so long as it is a tax-exempt bond, has a fixed maturity or disposition date substantially similar to the failed Bond and is rated A or better by at least one nationally recognized rating organization or has comparable credit characteristics. A replacement bond must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Bond and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Bond, as of the date the failed contract was deposited.

RISK FACTORS
     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.
     Certain of the Bonds may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount bonds are lower than comparably rated bonds selling at par because discount bonds tend to increase in market value as they approach maturity. The current returns of market premium bonds are higher than comparably rated bonds selling at par because premium bonds tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium bond will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.
     Certain Bonds deposited into the Fund may have been acquired on a when-issued or delayed delivery basis. The purchase price for these Bonds is determined prior to their delivery to the Fund and a gain or loss may result from fluctuations in the value of the Bonds. Additionally, in any Defined Asset Funds Municipal Series, if the value of the Bonds reserved for payment of the periodic deferred sales charge, together with the interest thereon, were to become insufficient to pay these charges, additional bonds would be required to be sold.
     The Fund may be concentrated in one or more of types of bonds. Concentration in a State may involve additional risk because of the decreased diversification of economic, political, financial and market risks. Set forth below is a brief description of certain risks associated with bonds which may be held by the Fund. Additional information is contained in the Information Supplement which is available from the Trustee at no charge to the investor.

GENERAL OBLIGATION BONDS

     Certain of the Bonds may be general obligations of a governmental entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and its credit will depend on many factors, including an erosion of the tax base resulting from population declines, natural disasters, declines in the state's industrial base or an inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the entity's control. In addition, political restrictions on the ability to tax and budgetary constraints affecting state governmental aid may have an adverse impact on the creditworthiness of cities, counties, school districts and other local governmental units.
     As a result of the recent recession's adverse impact upon both revenues and expenditures, as well as other factors, many state and local governments have confronted deficits which were the most severe in recent years. Many issuers are facing highly difficult choices about significant tax increases and spending reductions in order to restore budgetary balance. The failure to implement these actions on a timely basis could force these issuers to issue additional debt to finance deficits or cash flow needs and could lead to a reduction of their bond ratings and the value of their outstanding bonds.

MORAL OBLIGATION BONDS
     The Portfolio may include 'moral obligation' bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or local government in question. Even though the state or local government may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the state or local legislature and does not constitute a legally enforceable obligation or debt of the state or local government. The agencies or authorities generally have no taxing power.

REFUNDED BONDS
     Refunded bonds are typically secured by direct obligations of the U.S. Government or in some cases obligations guaranteed by the U.S. Government placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

MUNICIPAL REVENUE BONDS
     Municipal revenue bonds are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. Municipal revenue bonds are not general obligations of governmental entities backed by their taxing power and payment is generally solely dependent upon the creditworthiness of the public issuer or the financed project or state appropriations. Examples of municipal revenue bonds are:
        Municipal utility bonds, including electrical, water and sewer revenue bonds, whose payments are dependent on various factors, including the rates the utilities may charge, the demand for their services and their operating costs, including expenses to comply with environmental legislation and other energy and licensing laws and regulations. Utilities are particularly sensitive to, among other things, the effects of inflation on operating and construction costs, the unpredictability of future usage requirements, the costs and availability of fuel and, with certain electric utilities, the risks associated with the nuclear industry;
        Lease rental bonds which are generally issued by governmental financing authorities with no direct taxing power for the purchase of equipment or construction of buildings that will be used by a state or local government. Lease rental bonds are generally subject to an annual risk that the lessee government might not appropriate funds for the leasing rental payments to service the bonds and may also be subject to the risk that rental obligations may terminate in the event of damage to or destruction or condemnation of the equipment or building;
        Multi-family housing revenue bonds and single family mortgage revenue bonds which are issued to provide financing for various housing projects and which are payable primarily from the revenues derived from mortgage loans to housing projects for low to moderate income families or notes secured by mortgages on residences; repayment of this type of bonds is therefore dependent upon, among other things, occupancy levels, rental income, the rate of default on underlying mortgage loans, the ability of mortgage insurers to pay claims, the continued availability of federal, state or local housing subsidy programs, economic conditions in local markets, construction costs, taxes, utility costs and other operating expenses and the managerial ability of project managers. Housing bonds are generally prepayable at any time and therefore their average life will ordinarily be less than their stated maturities;
        Hospital and health care facility bonds whose payments are dependent upon revenues of hospitals and other health care facilities. These revenues come from private third-party payors and government programs, including the Medicare and Medicaid programs, which have generally undertaken cost containment measures to limit payments to health care facilities. Hospitals and health care facilities are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance;
        Airport, port, highway and transit authority revenue bonds which are dependent for payment on revenues from the financed projects, including user fees from ports and airports, tolls on turnpikes and bridges, rents from buildings, transit fare revenues and additional financial resources including federal and state subsidies, lease rentals paid by state or local governments or a pledge of a special tax such as a sales tax or a property tax. In the case of the air travel industry, airport income is largely affected by the airlines' ability to meet their obligations under use agreements which in turn is affected by increased competition among airlines, excess capacity and increased fuel costs, among other factors.
        Solid waste disposal bonds which are generally payable from dumping and user fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products and which are therefore dependent upon the ability of municipalities to fully utilize the facilities, sufficient supply of waste for disposal, economic or population growth, the level of construction and maintenance costs, the existence of lower-cost alternative modes of waste processing and increasing environmental regulation. A recent decision of the U.S. Supreme Court limiting a municipality's ability to require use of its facilities may have an adverse affect on the credit quality of various issues of these bonds;
        Special tax bonds which are not secured by general tax revenues but are only payable from and secured by the revenues derived by a municipality from a particular tax--for example, a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor and may therefore be adversely affected by a reduction in revenues resulting from a decline in the local economy or population or a decline in the consumption, use or cost of the goods and services that are subject to taxation;
        Student loan revenue bonds which are typically secured by pledges of new or existing student loans. The loans, in turn, are generally either guaranteed by eligible guarantors and reinsured by the Secretary of the U.S. Department of Education, directly insured by the federal government, or financed as part of supplemental or alternative loan programs within a state (e.g., loan repayments are not guaranteed). These bonds often permit the issuer to enter into interest rate swap agreements with eligible counterparties in which event the bonds are subject to the additional risk of the counterparty's ability to fulfill its swap obligation;
        University and college bonds, the payments on which are dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, the availability of endowments and other funds and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education; and
        Tax increment and tax allocation bonds, which are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed value. The issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

     Puerto Rico. Certain Bonds may be affected by general economic conditions in the Commonwealth of Puerto Rico. Puerto Rico's economy is largely dependent for its development on federal programs and current federal budgetary policies suggest that an expansion of its programs is unlikely. Reductions in federal tax benefits or incentives or curtailment of spending programs could adversely affect the Puerto Rican economy.
     Industrial Development Revenue Bonds. Industrial development revenue bonds are municipal obligations issued to finance various privately operated projects including pollution control and manufacturing facilities. Payment is generally solely dependent upon the creditworthiness of the corporate operator of the project and, in certain cases, an affiliated or third party guarantor and may be affected by economic factors relating to the particular industry as well as varying degrees of governmental regulation. In many cases industrial revenue bonds do not have the benefit of covenants which would prevent the corporations from engaging in capital restructurings or borrowing transactions which could reduce their ability to meet their obligations and result in a reduction in the value of the Portfolio.

BONDS BACKED BY LETTERS OF CREDIT OR INSURANCE
     Certain Bonds may be secured by letters of credit issued by commercial banks or savings banks, savings and loan associations and similar thrift institutions or are direct obligations of banks or thrifts. The letter of credit may be drawn upon, and the Bonds redeemed, if an issuer fails to pay amounts due on the Bonds or, in certain cases, if the interest on the Bond becomes taxable. Letters of credit are irrevocable obligations of the issuing institutions. The profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio which, in turn, is affected by the institution's underwriting criteria, concentrations within the portfolio and specific industry and general economic conditions. The operating performance of financial institutions is also impacted by changes in interest rates, the availability and cost of funds, the intensity of competition and the degree of governmental regulation.
     Certain Bonds may be insured or guaranteed by insurance companies listed below. The claims-paying ability of each of these companies, unless otherwise indicated, was rated AAA by Standard & Poor's or another nationally recognized rating organization at the time the insured Bonds were purchased by the Fund. The ratings are subject to change at any time at the discretion of the rating agencies. In the event that the rating of an Insured Fund is reduced, the Sponsors are authorized to direct the Trustee to obtain other insurance on behalf of the Fund. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee their market value or the value of the Units. The insurance policies generally do not provide for accelerated payments of principal or cover redemptions resulting from events of taxability.
      The following summary information relating to the listed insurance companies has been obtained from publicly available information:

                                                                                 FINANCIAL INFORMATION
                                                                               AS OF SEPTEMBER 30, 1994
                                                                               (IN MILLIONS OF DOLLARS)
                                                                         --------------------------------------
                                                                                                POLICYHOLDERS'
                        NAME                          DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation.........................           1970        $     2,150         $       779
Asset Guaranty Insurance Co. (AA by S&P)                       1988                152                  73
Capital Guaranty Insurance Company..................           1986                293                 166
Capital Markets Assurance Corp......................           1987                198                 139
Connie Lee Insurance Company........................           1987                193                 106
Continental Casualty Company........................           1948             19,220               3,309
Financial Guaranty Insurance Company................           1984              2,092                 872
Financial Security Assurance Inc....................           1984                776                 369
Firemen's Insurance Company of Newark, NJ...........           1855              2,236                 383
Industrial Indemnity Co. (HIBI).....................           1920              1,853                 299
Municipal Bond Investors Assurance Corporation......           1986              3,314               1,083

     Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of and limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.
                                       5

STATE RISK FACTORS
     Investment in a single State Trust, as opposed to a Fund which invests in the obligations of several states, may involve some additional risk due to the decreased diversification of economic, political, financial and market risks. A brief description of the factors which may affect the financial condition of the applicable State for any State Trust, together with a summary of tax considerations relating to that State, appear in Part A (or for certain State
Trusts, Part C), of the Prospectus; further information is contained in the Information Supplement.

LITIGATION AND LEGISLATION
     The Sponsors do not know of any pending litigation as of the initial date of deposit which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Bonds in the Fund. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of certain Bonds or the tax-free nature of their interest.
While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that it has been validly issued and that the interest thereon is exempt from federal income tax. Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds.
Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.
     From time to time Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South Carolina v. Baker (decided on April
20, 1988) that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units. See
Taxes.

PAYMENT OF THE BONDS AND LIFE OF THE FUND
     The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Fund. Additionally, the size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION
     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Bond or upon the consent of investors holding 51% of the
Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.
     Notice of impending termination will be provided to investors and thereafter units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Bonds remaining in the
                                       6

Portfolio although any Bond unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition.
A proportional share of the expenses associated with termination, including brokerage costs in disposing of Bonds, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

LIQUIDITY
     Up to 40% of the value of the Portfolio may be attributable to guarantees or similar security provided by corporate entities. These guarantees or other security may constitute restricted securities that cannot be sold publicly by the Trustee without registration under the Securities Act of 1933, as amended.
The Sponsors nevertheless believe that, should a sale of the Bonds guaranteed or secured be necessary in order to meet redemption of Units, the Trustee should be able to consummate a sale with institutional investors.
     The principal trading market for the Bonds will generally be in the over-the-counter market and the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in them. There can be no assurance that a liquid trading market will exist for any of the Bonds, especially since the Fund may be restricted under the Investment Company Act of 1940 from selling Bonds to any Sponsor. The value of the Portfolio will be adversely affected if trading markets for the Bonds are limited or absent.

HOW TO BUY UNITS
     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units.
The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund.

PUBLIC OFFERING PRICE--DEFINED ASSET FUNDS MUNICIPAL SERIES
     To allow Units to be priced at $1,000, the Units outstanding as of the Evaluation Time on the Initial Date of Deposit (all of which are held by the Sponsors) will be split (or split in reverse).
     During the initial offering period for at least the first three months of the Fund, the Public Offering Price (and the Initial Repurchase Price) is based on the higher, offer side evaluation of the Bonds at the next Evaluation Time after the order is received. In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the
Redemption Price) is based on the lower, bid side evaluation of the Bonds.
     Investors will be subject to differing types and amounts of sales charge depending upon the timing of their purchases and redemptions of Units. A periodic deferred sales charge will be payable quarterly through about the fifth anniversary of the Fund from a portion of the interest on and principal of Bonds reserved for that purpose. Commencing on the first anniversary of the Fund, the Public Offering Price will also include an up-front sales charge applied to the value of the Bonds in the Portfolio. Lastly, investors redeeming their Units prior to the fourth anniversary of the Fund will be charged a contingent deferred sales charge payable out of the redemption proceeds of their Units.
These charges may be less than you would pay to buy and hold a comparable managed fund. A complete schedule of sales charges appears in Appendix B. The
Sponsors have received an opinion of their counsel that the deferred sales charge described in this Prospectus is consistent with an exemptive order received from the SEC.
     Because accrued interest on the Bonds is not received by the Fund at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received by the Fund. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public
Offering Price consists of an advance to the Trustee of an amount necessary to provide approximately equal distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of the Trustee advance. In addition, if a Bond is sold, redeemed or otherwise disposed of, the Fund will periodically distribute the portion of the Trustee advance that is attributable to the Bond to investors.
     The regular Monthly Income Distribution is stated in Part A of the Prospectus and will change as the composition of the Portfolio changes over time.

PUBLIC OFFERING PRICE--MUNICIPAL INVESTMENT TRUST FUND
     In the initial offering period, the Public Offering Price is based on the next offer side evaluation of the Bonds, and includes a sales charge based on the number of Units of a single Fund or Trust purchased on the same or any
                                       7

preceding day by a single purchaser. See Initial Offering sales charge schedule in Appendix C. The purchaser or his dealer must notify the Sponsors at the time of purchase of any previous purchase to be aggregated and supply sufficient information to permit confirmation of eligibility; acceptance of the purchase order is subject to confirmation. Purchases of Fund Units may not be aggregated with purchases of any other unit trust. This procedure may be amended or terminated at any time without notice.
     In the secondary market (after the initial offering period), the Public
Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based (a) on the number of Units of the Fund and any other Series of Municipal Investment Trust Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in
Appendix C) and (b) the maturities of the underlying Bonds (see Effective Sales
Charge Schedule in Appendix C). To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser.
     In the secondary market, the Public Offering Price is further reduced depending on the maturities of the various Bonds in the Portfolio, by determining a sales charge percentage for each Bond, as stated in Effective
Sales Charge in Appendix C. The sales charges so determined, multiplied by the bid side evaluation of the Bonds, are aggregated and the total divided by the number of Units outstanding to determine the Effective Sales Charge. On any purchase, the Effective Sales Charge is multiplied by the applicable secondary market sales charge percentage (depending on the number of Units purchased) in order to determine the sales charge component of the Public Offering Price.
                                     * * *
     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per Unit.
     Net accrued interest is added to the Public Offering Price, the Sponsors'
Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Bonds, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Bonds deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Bonds. Because of varying interest payment dates on the Bonds, accrued interest at any time will exceed the interest actually received by the Fund.

EVALUATIONS
     Evaluations are determined by the independent Evaluator on each Business
Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Bond evaluations are based on closing sales prices (unless the Evaluator deems these prices inappropriate). If closing sales prices are not available, the evaluation is generally determined on the basis of current bid or offer prices for the Bonds or comparable securities or by appraisal or by any combination of these methods. In the past, the bid prices of publicly offered tax-exempt issues have been lower than the offer prices by as much as 3 1/2% or more of face amount in the case of inactively traded issues and as little as 1/2 of 1% in the case of actively traded issues, but the difference between the offer and bid prices has averaged between 1 and 2% of face amount. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES
     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Sell Units--Trustee's Redemption of
Units). Certain Sponsors collect additional charges for registering and shipping
Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.
                                       8

HOW TO SELL UNITS

SPONSORS' MARKET FOR UNITS
     You can sell your Units at any time without a fee. The Sponsors (although not obligated to do so) will normally buy any Units offered for sale at the repurchase price next computed after receipt of the order. The Sponsors have maintained secondary markets in Defined Asset Funds for over 20 years. Primarily because of the sales charge and fluctuations in the market value of the Bonds, the sale price may be less than the cost of your Units. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.
     The Sponsors may discontinue this market without prior notice if the supply of Units exceeds demand or for other business reasons; in that event, the Sponsors may still purchase Units at the redemption price as a service to investors. The Sponsors may reoffer or redeem Units repurchased.

TRUSTEE'S REDEMPTION OF UNITS
     You may redeem your Units by sending the Trustee a redemption request together with any certificates you hold. Certificates must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a certificate of death, trust instrument, certificate of corporate authority or appointment as executor, administrator or guardian. If the Sponsors are maintaining a market for Units, they will purchase any Units tendered at the repurchase price described above. While Defined Asset Funds Municipal Series have a declining deferred sales charge payable on redemption (see Appendix B), Municipal Investment Trust Fund has no back-end load or 12b-1 fees, so there is never a fee for cashing in your investment (see Appendix C). If they do not purchase Units tendered, the Trustee is authorized in its discretion to sell
Units in the over-the-counter market if it believes it will obtain a higher net price for the redeeming investor.
     By the seventh calendar day after tender you will be mailed an amount equal to the Redemption Price per Unit. Because of market movements or changes in the Portfolio, this price may be more or less than the cost of your Units. The
Redemption Price per Unit is computed each Business Day by adding the value of the Bonds, net accrued interest, cash and the value of any other Fund assets;
deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.
     For Defined Asset Funds Municipal Series, Bonds are evaluated on the offer side during the initial offering period and for at least the first three months of the Fund (even in the secondary market) and on the bid side thereafter. For
Municipal Investment Trust Fund, Bonds are evaluated on the offer side during the initial offering period and on the bid side thereafter.
     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Bonds selected by the Agent for the Sponsors based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Bonds would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size and diversity of the Fund.
     Redemptions may be suspended or payment postponed if the New York Stock
Exchange is closed other than for customary weekend and holiday closings, if the SEC determines that trading on that Exchange is restricted or that an emergency exists making disposal or evaluation of the Bonds not reasonably practicable, or for any other period permitted by the SEC.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME
     Some of the Bonds may have been purchased on a when-issued basis or may have a delayed delivery. Since interest on these Bonds does not begin to accrue until the date of their delivery to the Fund, the Trustee's annual fee and expenses may be reduced to provide tax-exempt income to investors for this non-accrual period. If a when-issued Bond is not delivered until later than expected and the amount of the Trustee's annual fee and expenses is insufficient to cover the additional accrued interest, the Sponsors will treat the contracts as failed Bonds. The Trustee is compensated for its fee reduction by drawing on the letter of credit deposited by the
                                       9

Sponsors before the settlement date for these Bonds and depositing the proceeds in a non-interest bearing account for the Fund.
     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS
     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Bonds is generally received by the Fund on a semi-annual or annual basis. Because interest on the Bonds is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Bonds, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. Along with the Monthly Income Distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Bond to the extent available for distribution. In addition, for Defined Asset Funds Municipal Series, distributions of amounts necessary to pay the deferred portion of the sales charge will be made from the Capital and Income Accounts to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations.
     The initial estimated annual income per Unit, after deducting estimated annual Fund expenses (and, for Defined Asset Funds Municipal Series, the portion of the deferred sales charge payable from interest income) as stated in Part A of the Prospectus, will change as Bonds mature, are called or sold or otherwise disposed of, as replacement bonds are deposited and as Fund expenses change.
Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates. Depending on the financial conditions of the issuers of the Bonds, the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional bond redemptions or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

REINVESTMENT
     Distributions will be paid in cash unless the investor elects to have distributions reinvested without sales charge in the Municipal Fund Accumulation
Program, Inc. The Program is an open-end management investment company whose investment objective is to obtain income exempt from regular federal income taxes by investing in a diversified portfolio of state, municipal and public authority bonds rated A or better or with comparable credit characteristics.
Reinvesting compounds earnings free from federal tax. Investors participating in the Program will be subject to state and local income taxes to the same extent as if the distributions had been received in cash, and most of the income on the Program is subject to state and local income taxes. For more complete information about the Program, including charges and expenses, request the Program's prospectus from the Trustee. Read it carefully before you decide to participate. Written notice of election to participate must be received by the Trustee at least ten days before the Record Day for the first distribution to which the election is to apply.

FUND EXPENSES
     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The
Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts.
Possible additional charges include Trustee fees and expenses for extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Bonds for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.35 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all
Defined Asset Funds Municipal Series will not exceed their costs for these services to all of those Series during any calendar year; and the total supervision fees from all Series of Municipal Investment Trust Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at
$0.10 per Unit. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.
                                       10

     All expenses in establishing the Fund will be paid from the Underwriting
Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results.

TAXES
     The following discussion addresses only the U.S. federal and certain New
York State and City income tax consequences under current law of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies or other investors with special circumstances.
     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:
        The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Bond in the Fund under the grantor trust rules of
     Sections 671-679 of the Internal Revenue Code of 1986, as amended (the
     'Internal Revenue Code'). Each investor will be considered to have received the interest and accrued the original issue discount, if any, on his pro rata portion of each Bond when interest on the Bond is received or original issue discount is accrued by the Fund. The investor's basis in his Units will be equal to the cost of his Units, including any up-front sales charge.
        When an investor pays for accrued interest, the investor's confirmation of purchase will report to him the amount of accrued interest for which he paid. These investors will receive the accrued interest amount as part of their first monthly distribution. Accordingly, these investors should reduce their tax basis by the accrued interest amount after the first monthly distribution.
        An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Bond is disposed of by the Fund. An investor will also be considered to have disposed of all or a portion of his pro rata portion of each Bond when he sells or redeems all or some of his Units. An investor who is treated as having acquired his pro rata portion of a Bond at a premium will be required to amortize the premium over the term of the
     Bond. The amortization is only a reduction of basis for the investor's pro rata portion of the Bond and does not result in any deduction against the investor's income. Therefore, under some circumstances, an investor may recognize taxable gain when his pro rata portion of a Bond is disposed of for an amount equal to or less than his original tax basis therefor.
        Under Section 265 of the Internal Revenue Code, a non-corporate investor is not entitled to a deduction for his pro rata share of fees and expenses of the Fund, because the fees and expenses are incurred in connection with the production of tax-exempt income. Further, if borrowed funds are used by an investor to purchase or carry Units of the Fund, interest on this indebtedness will not be deductible for federal income tax purposes. In addition, under rules used by the Internal Revenue Service, the purchase of
     Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units.
        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as the income of the investors in the same manner as for federal income tax purposes, but will not necessarily be tax-exempt.
        The foregoing discussion relates only to U.S. federal and certain aspects of New York State and City income taxes. Depending on their state of residence, investors may be subject to state and local taxation and should consult their own tax advisers in this regard.
                                    *  *  *
     In the opinion of bond counsel rendered on the date of issuance of each
Bond, the interest on each Bond is excludable from gross income under existing law for regular federal income tax purposes (except in certain circumstances depending on the investor) but may be subject to state and local taxes, and interest on some or all of the Bonds may become subject to regular federal income tax, perhaps retroactively to their date of issuance, as a result of changes in federal law or as a result of the failure of issuers (or other users of the proceeds of the Bonds) to comply with certain ongoing requirements. If the interest on a Bond should be determined to be taxable, the
                                       11

Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which the interest is determined to be taxable.
     Neither the Sponsors nor Davis Polk & Wardwell have made or will make any review of the proceedings relating to the issuance of the Bonds or the basis for these opinions and there can be no assurance that the issuer (and other users) will comply with any ongoing requirements necessary for a Bond to maintain its tax-exempt character.

RECORDS AND REPORTS
     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Bonds and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Bonds held by the Fund, which may be inspected by investors at reasonable times during business hours.
     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Bonds in exchange or substitution for Bonds (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Bonds removed and the replacement bonds deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Bonds held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Bonds, the gross proceeds received by the Fund from the disposition of any Bond (resulting from redemption or payment at maturity or sale of any Bond), and the fees and expenses paid by the Fund, among other matters. The
Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors are required to report to the Internal
Revenue Service the amount of tax-exempt interest received during the year.
Investors may obtain copies of Bond evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE
     The Fund is a 'unit investment trust' created under New York law by a Trust
Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus
summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.
     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The
Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.
     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the
Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the
Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly;
however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.
     Any Sponsor may resign so long as one Sponsor with a net worth of
$2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner &
Smith Incorporated has been appointed as Agent for the Sponsors by the other
Sponsors.
     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence
                                       12

in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The
Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION
     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the
Sponsors.

AUDITORS
     The Statement of Condition in Part A of the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE
     The Trustee and its address are stated in Part A of the Prospectus. The
Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

SPONSORS
     The Sponsors are listed in Part A of the Prospectus. They may include
Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of
Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean
Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover
& Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber
Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies.
The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

PUBLIC DISTRIBUTION
     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National
Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.
     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc.;
however, Units of a State trust will be offered for sale only in the State for which the trust is named, except that Units of a New Jersey trust will also be offered in Connecticut, Units of a Florida trust will also be offered in New
York and Units of a New York trust will also be offered in Connecticut, Florida and Puerto Rico. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS
     Upon sale of the Units, the Underwriters will be entitled to receive sales charges. The Sponsors also realize a profit or loss on deposit of the Bonds equal to the difference between the cost of the Bonds to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Bonds. In addition, a Sponsor or Underwriter may realize profits or sustain losses on Bonds it deposits in the Fund which were acquired from underwriting syndicates of which it was a member. During the initial offering period, the
Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units
(which include the sales charge) or the prices at which they redeem the Units.
Cash, if any,
                                       13

made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE
     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.
      Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Bonds in the Portfolio, so there may be a gain or loss when Units are sold.
      Fund performance may be compared to performance on the same basis (with distributions reinvested) of Moody's Municipal Bond Averages or performance data from publications such as Lipper Analytical Services, Inc., Morningstar
Publications, Inc., Money Magazine, The New York Times, U.S. News and World
Report, Barron's Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS
     Municipal Investment Trust Funds have provided investors with tax-free income for more than 30 years. For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of municipal bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset
Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Tax-exempt income can help investors keep more today for a more secure financial future. It can also be important in planning because tax brackets may increase with higher earnings or changes in tax laws. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer.
One's investment objectives may call for a combination of Defined Asset Funds.
     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

EXCHANGE OPTION--MUNICIPAL INVESTMENT TRUST FUND ONLY.
     You may exchange Fund Units for units of certain other Defined Asset Funds subject only to a reduced sales charge. You may exchange your units of any
Select Ten Portfolio, of any other Defined Asset Fund with a regular maximum sales charge of at least 3.50%, or of any unaffiliated unit trust with a regular maximum sales charge of at least 3.0%, for Units of this Fund at their relative net asset values, subject only to a reduced sales charge, or to any remaining
Deferred Sales Charge, as applicable.
     To make an exchange, you should contact your financial professional to find out what suitable Exchange Funds are available and to obtain a prospectus. You may acquire units of only those Exchange Funds in which the Sponsors are maintaining a secondary market and which are lawfully for sale in the state where you reside. Except for the reduced sales charge, an exchange is a taxable event normally requiring recognition of any gain or loss on the units exchanged.
However, the Internal Revenue Service may seek to disallow a loss if the portfolio of the
                                       14

units acquired is not materially different from the portfolio of the units exchanged; you should consult your own tax advisor. If the proceeds of units exchanged are insufficient to acquire a whole number of Exchange Fund units, you may pay the difference in cash (not exceeding the price of a single unit acquired).
     As the Sponsors are not obligated to maintain a secondary market in any series, there can be no assurance that units of a desired series will be available for exchange. The Exchange Option may be amended or terminated at any time without notice.

SUPPLEMENTAL INFORMATION
     Upon written or telephonic request to the Trustee shown in Part A of this
Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC and is hereby incorporated by reference. The supplemental information includes more detailed risk factor disclosure about the types of Bonds that may be part of the Fund's
Portfolio, general risk disclosure concerning any letters of credit or insurance securing certain Bonds, and general information about the structure and operation of the Fund.
                                       15

                                   APPENDIX A
DESCRIPTION OF RATINGS (AS DESCRIBED BY THE RATING COMPANIES THEMSELVES)
STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC.
     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.
     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
     BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
     The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
     A provisional rating, indicated by 'p' following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.
     NR--Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
MOODY'S INVESTORS SERVICE, INC.
     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                      a-1

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols give investors a more precise indication of relative debt quality in each of the historically defined categories.
     Conditional ratings, indicated by 'Con.', are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds are given a conditional rating that denotes their probable credit stature upon completion of that act or fulfillment of that condition.
     NR--Should no rating be assigned, the reason may be one of the following:
(a) an application for rating was not received or accepted; (b) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (c) there is a lack of essential data pertaining to the issue or issuer or (d) the issue was privately placed, in which case the rating is not published in Moody's publications.
FITCH INVESTORS SERVICE, INC.
     AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
     AA--These bonds are considered to be investment grade and of high quality.
The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.
     A--These bonds are considered to be investment grade and of good quality.
The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
     BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.
     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.
DUFF & PHELPS CREDIT RATING CO.
     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
     AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic condtions.
     A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.
                                      a-2

                                   APPENDIX B
        SALES CHARGE SCHEDULES FOR DEFINED ASSET FUNDS, MUNICIPAL SERIES

     DEFERRED AND UP-FRONT SALES CHARGES. Units purchased during the first year of the Fund will be subject to periodic deferred and contingent deferred sales charges. Units purchased in the second through fifth year will be subject to an up-front sales charge as well as periodic deferred and contingent deferred sales charges. Units purchased thereafter will be subject only to an up-front sales charge. During the first five years of the Fund, a fixed periodic deferred sales charge of $2.75 per Unit is payable on 20 quarterly payment dates occurring on the 10th day of February, May, August and November, commencing no earlier than 45 days after the initial date of deposit. Investors purchasing Units on the initial date of deposit and holding for at least five years, for example, would incur total periodic deferred sales charges of $55.00 per Unit. Because of the time value of money, however, as of the initial date of deposit this periodic deferred sales charge obligation would, at current interest rates, equate to an up-front sales charge of approximately 4.75%.
     On the Fund's initial offering date, the Public Offering Price per Unit will be $1,000. Subsequently, the Public Offering Price per Unit will fluctuate.
As the periodic deferred sales charge is a fixed dollar amount irrespective of the Public Offering Price, it will represent a varying percentage of the Public
Offering Price. An up-front sales charge will be imposed on all unit purchases after the first year of the Fund. The following table illustrates the combined maximum up-front and periodic deferred sales charges that would be incurred by an investor who purchases Units at the beginning of each of the first five years of the Fund (based on a constant Unit price) and holds them through the fifth year of the Fund:

                                                                                                           TOTAL
                                                     UP-FRONT SALES CHARGE            MAXIMUM      UP-FRONT AND PERIODIC
                     -----------------------------------------------------------        AMOUNT      DEFERRED SALES
  YEAR OF UNIT       AS PERCENT OF PUBLIC   AS PERCENT OF NET      AMOUNT PER     DEFERRED PER             CHARGES
      PURCHASE        OFFERING PRICE        AMOUNT INVESTED      $1,000 INVESTED  $1,000 INVESTED  PER $1,000 INVESTED
-------------------  ---------------------  -------------------  ---------------  ---------------  ---------------------
             1                  None                  None               None        $   55.00           $   55.00
             2                  1.10%                 1.11%         $   11.00            44.00               55.00
             3                  2.20                  2.25              22.00            33.00               55.00
             4                  3.30                  3.41              33.00            22.00               55.00
             5                  4.40                  4.60              44.00            11.00               55.00

     CONTINGENT DEFERRED SALES CHARGE. Units redeemed or repurchased within 4 years after the Fund's initial date of deposit will not only incur the periodic deferred sales charge until the quarter of redemption or repurchase but will also be subject to a contingent deferred sales charge:

  YEAR SINCE FUND'S
   INITIAL DATE OF     CONTINGENT DEFERRED
       DEPOSIT         SALES CHARGE PER UNIT
---------------------  ---------------------
1                            $   25.00
2                                15.00
3                                10.00
4                                 5.00
5 and thereafter                  None

     The contingent deferred sales charge is waived on any redemption or repurchase of Units after the death (including the death of a single joint tenant with rights of survivorship) or disability (as defined in the Internal Revenue Code) of an investor, provided the redemption or repurchase is requested within one year of the death or initial determination of disability. The Sponsors may require receipt of satisfactory proof of disability before releasing the portion of the proceeds representing the amount of the contingent deferred sales charge waived.
     To assist investors in understanding the total costs of purchasing units during the first four years of the Fund and disposing of those units by the fifth year, the following tables set forth the maximum combined up-front, periodic and contingent deferred sales charges that would be incurred (assuming a constant Unit price) by an investor:

                    UNITS PURCHASED ON INITIAL OFFERING DATE

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             1                  None            $   11.00           $   25.00            $   36.00
             2                  None                22.00               15.00                37.00
             3                  None                33.00               10.00                43.00
             4                  None                44.00                5.00                49.00
             5                  None                55.00                0.00                55.00

                                      b-1

                  UNITS PURCHASED ON FIRST ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             2             $   11.00            $   11.00           $   15.00            $   37.00
             3                 11.00                22.00               10.00                43.00
             4                 11.00                33.00                5.00                49.00
             5                 11.00                44.00                0.00                55.00
                 UNITS PURCHASED ON SECOND ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             3             $   22.00            $   11.00           $   10.00            $   43.00
             4                 22.00                22.00                5.00                49.00
             5                 22.00                33.00                0.00                55.00
                  UNITS PURCHASED ON THIRD ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             4             $   33.00            $   11.00           $    5.00            $   49.00
             5                 33.00                22.00                0.00                55.00

                 UNITS PURCHASED ON FOURTH ANNIVERSARY OF FUND

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             5             $   44.00            $   11.00           $    0.00            $   55.00

                                   APPENDIX C
           SALES CHARGE SCHEDULES FOR MUNICIPAL INVESTMENT TRUST FUND
                                INITIAL OFFERING

                                                      SALES CHARGE
                                       (GROSS UNDERWRITING PROFIT)
                                     ----------------------------------
                                      AS PERCENT OF       AS PERCENT OF  DEALER CONCESSION AS   PRIMARY MARKET
                                     OFFER SIDE PUBLIC     NET AMOUNT    PERCENT OF PUBLIC       CONCESSION TO
NUMBER OF UNITS                      OFFERING PRICE          INVESTED     OFFERING PRICE        INTRODUCING DEALERS
-----------------------------------  -------------------  -------------  ---------------------  -------------------

           MONTHLY PAYMENT SERIES, MULTISTATE SERIES, INSURED SERIES
Less than 250......................            4.50%            4.712%             2.925%            $   32.40
250 - 499..........................            3.50             3.627              2.275                 25.20
500 - 749..........................            3.00             3.093              1.950                 21.60
750 - 999..........................            2.50             2.564              1.625                 18.00
1,000 or more......................            2.00             2.041              1.300                 14.40
                   INTERMEDIATE SERIES (TEN YEAR MATURITIES)
Less than 250......................            4.00%            4.167%             2.600%            $   28.80
250 - 499..........................            3.00             3.093              1.950                 21.60
500 - 749..........................            2.50             2.564              1.625                 18.00
750 - 999..........................            2.00             2.041              1.300                 14.40
1,000 or more......................            1.50             1.523              0.975                 10.00
              INTERMEDIATE SERIES (SHORT INTERMEDIATE MATURITIES)
Less than 250......................            2.75%            2.828%             1.788%            $   19.80
250 - 499..........................            2.25             2.302              1.463                 16.20
500 - 749..........................            1.75             1.781              1.138                 12.60
750 - 999..........................            1.25             1.266              0.813                  9.00
1,000 or more......................            1.00             1.010              0.650                  7.20

                                SECONDARY MARKET

                   ACTUAL SALES CHARGE AS     DEALER CONCESSION AS
                   PERCENT OF EFFECTIVE       PERCENT OF EFFECTIVE
 NUMBER OF UNITS        SALES CHARGE               SALES CHARGE
-----------------  -------------------------  -------------------------
1-249                            100%                        65%
250-499                           80                         52
500-749                           60                         39
750-999                           45                      29.25
1,000 or more                     35                      22.75

                             EFFECTIVE SALES CHARGE

                               AS PERCENT       AS PERCENT
          TIME TO             OF BID SIDE        OF PUBLIC
          MATURITY             EVALUATION    OFFERING PRICE
----------------------------  -------------  -----------------
Less than six months                    0%               0%
Six months to 1 year                0.756             0.75
Over 1 year to 2 years              1.523             1.50
Over 2 years to 4 years             2.564             2.50
Over 4 years to 8 years             3.627             3.50
Over 8 years to 15 years            4.712             4.50
Over 15 years                       5.820             5.50

     For this purpose, a Bond will be considered to mature on its stated maturity date unless it has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier date, or is subject to a mandatory tender, in which case the earlier date will be considered the maturity date.
                                      c-1

PROSPECTUS FORMAT

     This prospectus consists of a Part A, this Part B and for certain State Trusts, an additional Part C. The Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in the Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized. The Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                                                 15900--2/95

                             DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Multistate Series 9F
Defined Asset Funds                     (Unit Investment Trusts)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, N.J. 08543-9051              This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. The Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
1-800-223-2532                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, N.J. 07087                   Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made.
Prudential Securities Incorporated      No person is authorized to give any
One Seaport Plaza                       information or to make any
199 Water Street                        representations with respect to this
New York, N.Y. 10292                    investment company not contained in its
(212) 776-1000                          registration statement and exhibits
Dean Witter Reynolds Inc.               relating thereto; and any information or
Two World Trade Center--59th Floor      representation not contained therein
New York, N.Y. 10048                    must not be relied upon as having been
(212) 392-2222                          authorized. This Prospectus does not
EVALUATOR:                              constitute an offer to sell, or a
Kenny S&P Evaluation Services,          solicitation of an offer to buy,
a division of J. J. Kenny Co., Inc.     securities in any state to any person to
65 Broadway                             whom it is not lawful to make such offer
New York, N.Y. 10006                    in such state.
TRUSTEE:
The Chase Manhattan Bank, N.A.
(a National Banking Association)
Customer Service Retail Department
770 Broadway--7th Floor
New York, N.Y. 10003-9598
1-800-323-1508


                                                     13873--11/95